NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

ABERDEEN FUNDS

Aberdeen Global Absolute Return Strategies Fund - Institutional Service Class (ADGFIS)

Aberdeen U.S. Sustainable Leaders Fund - Institutional Service Class (ADUES) (1)

Aberdeen U.S. Small Cap Equity Fund - Class A (PRSCA)

AMERICAN CENTURY INVESTORS, INC.

American Century Disciplined Core Value Fund - Class A (ACIGA) (1)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II (ACVI2)

American Century Short-Term Government Fund: Investor Class (BSTG)

American Century Disciplined Core Value Fund - Investor Class (IGF) (1)

American Century Growth Fund: Investor Class (TCG)

American Century International Growth Fund: Class A (TCIGA)

American Century International Growth Fund: Investor Class (TCIGR)

American Century Ultra(R) Fund: Investor Class (TCUL)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)

BNY Mellon Core Plus Fund - Class A (DMICPA)

BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)

BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)

BNY Mellon S&P 500 Index Fund (DSPI)

BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)

DELAWARE FUNDS BY MACQUARIE

Delaware High-Yield Opportunities Fund: Institutional Class (DWHYOI)

FEDERATED HERMES, INC.

Federated Hermes Corporate Bond Fund - Class F Shares (FBDF)

Federated Hermes Equity Income Fund - Class F Shares (FEQIF)

Federated Hermes Opportunistic High Yield Bond Fund - Service Shares (FHYT)

Federated Hermes Intermediate Corporate Bond Fund: Service Shares (FIIF)

FIDELITY INVESTMENTS

Fidelity Advisor Balanced Fund - Class M (FAB)

Fidelity Advisor Balanced Fund: Class A (FABA)

Fidelity Advisor Equity Growth Fund: Class A (FAEGA)

Fidelity Advisor Equity Income Fund - Class M (FAEI)

Fidelity Advisor Equity Income Fund: Class A (FAEIA)

Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)

Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)

Fidelity Advisor High Income Advantage Fund - Class M (FAHY)

Fidelity Asset Manager 50% (FAM)

Fidelity Advisor Overseas Fund: Class A (FAOA)

Fidelity Capital & Income Fund (FCI)

Fidelity Equity-Income Fund (FEI)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Magellan(R) Fund (FMG)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Puritan Fund (FPR)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Mutual U.S. Value Fund - Class A (FRBSI)

Franklin Small-Mid Cap Growth Fund: Class A (FSCG)

Templeton Foreign Fund - Class A (TFF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

2

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)

INVESCO INVESTMENTS

Invesco Real Estate Fund: Class A (AREA)

Invesco Small Cap Growth Fund: Investor Class (ASCGI)

Invesco Capital Appreciation Fund - Class A (OCAF) (1)

Invesco Global Fund - Class A (OGF) (1)

Invesco Global Strategic Income Fund - Class A (OSI) (1)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Equity and Income Fund: Class A (VKEIA)

Invesco Growth and Income Fund: Class A (VKGIA)

IVY INVESTMENTS

Ivy Small Cap Growth Fund - Class A (WRSCGA)

JANUS HENDERSON INVESTORS

Janus Henderson Forty Fund - Class T (JAFRT)

Janus Henderson Balanced Fund: Class S (JBS)

Janus Henderson Research Fund - Class T (JMERC)

Janus Henderson Overseas Fund - Class S (JOS)

Janus Henderson Global Research Fund - Class T (JWF)

Janus Henderson Global Research Fund - Class S (JWS)

LAZARD FUNDS

Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Income Fund - Class A (MSI) (1)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)

Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)

Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)

Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)

Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)

Nationwide Government Money Market Fund - Investor Shares (MMF)

Nationwide Government Money Market Fund - Service Class (MMFR)

Nationwide Bond Fund - Institutional Service Class (NBF)

Nationwide Bond Index Fund: Class A (NBIXA)

Nationwide Fund - Institutional Service Class (NF)

Nationwide Fund - Class A (NFA)

Nationwide Mellon Dynamic U.S. Core Fund - Class R6 (NGF) (1)

Nationwide Mellon Dynamic U.S. Core Fund - Class A (NGFA) (1)

Nationwide International Index Fund: Class A (NIIXA)

Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)

Nationwide S&P 500 Index Fund: Service Class (NIXR)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)

Nationwide Small Cap Index Fund: Class A (NSCIXA)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Guardian Fund - Investor Class (NBGF)

3

Neuberger Berman Genesis Fund - Trust Class (NBGST)

Neuberger Berman Guardian Fund - Trust Class (NBGT)

Neuberger Berman Large Cap Value Fund - Trust Class (NBPT)

Neuberger Berman Sustainable Equity Fund: Trust Class (NBSRT)

Neuberger Berman - Short Duration Bond Fund - Investor Class (NLMB)

Neuberger Berman Large Cap Value Fund - Investor Class (PF)

PIMCO FUNDS

PIMCO Total Return Fund: Class A (PMTRA)

PUTNAM INVESTMENTS

Putnam Growth Opportunities Fund - Class A (PUGOA)

Putnam International Equity Fund: Class A (PUIGA)

WELLS FARGO FUNDS

Wells Fargo Common Stock Fund - Class A (SACSA)

Wells Fargo Growth Fund - Class A (SGRA)

Wells Fargo Classic Value Fund - Administrative Class (WFAIVD)

Wells Fargo Enterprise Fund - Class A (WFENAD)

Wells Fargo Large Cap Core Fund - Class A (WFLCCA)

Wells Fargo Large Cap Growth Fund - Class A (WFLGA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 17, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from January 25, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS

Virtus Tactical Allocation Fund - Class A (VRTAA)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to January 25, 2019 (liquidation).

VIRTUS MUTUAL FUNDS

Virtus Strategic Allocation Fund - Class A (PBF)

Statement of operations for the period from January 1, 2020 to April 17, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 17, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco Mid Cap Growth Fund: Class A (VKGA)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

4

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ADGFIS	36,104	$363,782	$388,120	$-	$388,120	$5	$388,115	$388,115	$-	$388,115
ADUES	99,681	1,288,469	1,527,115	5	1,527,120	-	1,527,120	1,527,120	-	1,527,120
PRSCA	41,427	1,237,794	1,592,047	-	1,592,047	37	1,592,010	1,592,010	-	1,592,010
ACIGA	40,215	1,367,305	1,495,982	-	1,495,982	6	1,495,976	1,495,976	-	1,495,976
ACVI2	98,890	1,046,433	1,391,383	-	1,391,383	24	1,391,359	1,391,359	-	1,391,359
BSTG	100,449	962,409	983,399	-	983,399	24	983,375	983,375	-	983,375
IGF	90,337	3,283,829	3,366,847	16	3,366,863	-	3,366,863	3,366,863	-	3,366,863
TCG	158,123	4,846,576	7,354,284	-	7,354,284	227	7,354,057	7,348,924	5,133	7,354,057
TCIGA	3,671	44,606	56,570	-	56,570	15	56,555	56,555	-	56,555
TCIGR	23,376	275,061	357,887	22	357,909	-	357,909	357,909	-	357,909
TCUL	144,887	5,708,691	11,002,722	-	11,002,722	2	11,002,720	11,002,720	-	11,002,720
DAF	75,649	2,587,475	2,980,590	-	2,980,590	17	2,980,573	2,980,573	-	2,980,573
DMICPA	113,985	1,151,711	1,274,349	-	1,274,349	1	1,274,348	1,274,348	-	1,274,348
DPBOZ	22,305	471,698	545,356	-	545,356	27	545,329	545,329	-	545,329
DROSC	1,632	53,234	54,010	36	54,046	-	54,046	54,046	-	54,046
DSPI	275,360	13,513,423	14,558,308	26	14,558,334	-	14,558,334	14,558,334	-	14,558,334
DTC	28,126	350,838	459,298	-	459,298	-	459,298	459,298	-	459,298
DWHYOI	190,008	718,854	735,331	8	735,339	-	735,339	735,339	-	735,339
FBDF	168,706	1,582,559	1,708,997	19	1,709,016	-	1,709,016	1,709,016	-	1,709,016
FEQIF	484	11,471	11,228	-	11,228	-	11,228	11,228	-	11,228
FHYT	243,474	1,620,230	1,667,800	-	1,667,800	32	1,667,768	1,667,768	-	1,667,768
FIIF	25,540	236,892	250,289	-	250,289	5	250,284	250,284	-	250,284
FAB	41,235	870,320	1,088,184	2	1,088,186	-	1,088,186	1,088,186	-	1,088,186
FABA	6,799	126,440	176,981	43	177,024	-	177,024	177,024	-	177,024
FAEGA	88,379	893,423	1,399,921	23	1,399,944	-	1,399,944	1,399,944	-	1,399,944
FAEI	45,590	1,374,522	1,352,651	15	1,352,666	-	1,352,666	1,352,666	-	1,352,666
FAEIA	45,407	1,345,153	1,308,166	20	1,308,186	-	1,308,186	1,308,186	-	1,308,186
FAGO	49,755	3,657,555	6,971,185	28	6,971,213	-	6,971,213	6,971,213	-	6,971,213
FAGOA	12,813	1,183,502	1,817,728	69	1,817,797	-	1,817,797	1,817,797	-	1,817,797
FAHY	46,781	491,815	563,710	-	563,710	30	563,680	563,680	-	563,680
FAM	58,740	1,029,944	1,224,148	6	1,224,154	-	1,224,154	1,224,154	-	1,224,154
FAOA	34	602	986	-	986	3	983	983	-	983
FCI	21,347	203,973	228,845	-	228,845	37	228,808	228,808	-	228,808
FEI	87,457	4,723,853	5,452,931	6	5,452,937	-	5,452,937	5,452,937	-	5,452,937
FHIP	340	1,864	1,804	2	1,806	-	1,806	1,806	-	1,806
FMG	620,650	5,789,289	8,099,480	37	8,099,517	-	8,099,517	8,099,517	-	8,099,517
FO2	82,483	1,659,524	2,165,187	-	2,165,187	16	2,165,171	2,165,171	-	2,165,171

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FPR	303,793	6,640,094	7,904,698	-	7,904,698	29	7,904,669	7,904,669	-	7,904,669
FRBSI	34,473	1,261,592	1,103,131	28	1,103,159	-	1,103,159	1,103,159	-	1,103,159
FSCG	35,206	1,254,193	1,648,677	-	1,648,677	27	1,648,650	1,648,650	-	1,648,650
TFF	81,478	477,183	581,756	2	581,758	-	581,758	581,758	-	581,758
TIF2	95,682	1,360,488	1,270,659	8	1,270,667	-	1,270,667	1,270,667	-	1,270,667
TMSF	117,772	3,021,283	2,949,018	56	2,949,074	-	2,949,074	2,948,122	952	2,949,074
AREA	25,860	535,079	468,326	15	468,341	-	468,341	467,396	945	468,341
ASCGI	11,052	445,790	566,177	-	566,177	37	566,140	566,140	-	566,140
OCAF	18,228	1,032,753	1,337,723	-	1,337,723	36	1,337,687	1,337,687	-	1,337,687
ODMCGA	191,324	4,108,692	5,823,896	-	5,823,896	28	5,823,868	5,823,868	-	5,823,868
OGF	33,452	2,067,787	3,866,694	-	3,866,694	60	3,866,634	3,866,634	-	3,866,634
OSI	107,522	428,320	408,583	-	408,583	21	408,562	408,562	-	408,562
OVGSS	116,786	4,620,220	5,998,121	31	5,998,152	-	5,998,152	5,991,654	6,498	5,998,152
VKEIA	3,716	39,153	40,728	22	40,750	-	40,750	40,750	-	40,750
VKGIA	36,560	912,497	843,441	4	843,445	-	843,445	840,965	2,480	843,445
WRSCGA	20,242	369,720	431,767	-	431,767	7	431,760	431,760	-	431,760
JAFRT	440,779	14,079,334	20,809,184	8	20,809,192	-	20,809,192	20,809,192	-	20,809,192
JBS	37,139	1,216,835	1,518,997	2	1,518,999	-	1,518,999	1,518,999	-	1,518,999
JMERC	79,225	3,514,180	5,087,015	3	5,087,018	-	5,087,018	5,087,018	-	5,087,018
JOS	1,280	41,409	50,486	-	50,486	4	50,482	50,482	-	50,482
JWF	18,490	908,300	1,802,408	-	1,802,408	14	1,802,394	1,802,394	-	1,802,394
JWS	3,516	218,321	347,984	-	347,984	31	347,953	347,953	-	347,953
LSC	176,529	2,193,883	2,339,009	-	2,339,009	4	2,339,005	2,339,005	-	2,339,005
MSI	160,848	1,083,392	1,159,715	7	1,159,722	-	1,159,722	1,159,722	-	1,159,722
GVDMA	258,551	3,328,425	3,399,942	1	3,399,943	-	3,399,943	3,399,943	-	3,399,943
GVDMC	83,342	906,672	937,596	4	937,600	-	937,600	937,600	-	937,600
GVIDA	118,718	1,496,552	1,549,269	8	1,549,277	-	1,549,277	1,549,277	-	1,549,277
GVIDC	59,294	592,321	624,959	-	624,959	5	624,954	624,954	-	624,954
GVIDM	277,596	3,408,196	3,350,584	-	3,350,584	9	3,350,575	3,350,575	-	3,350,575
IDAS	123,536	1,211,323	1,185,943	-	1,185,943	12	1,185,931	1,185,931	-	1,185,931
IDCS	42,937	440,106	462,865	2	462,867	-	462,867	462,867	-	462,867
IDMAS	305,108	3,051,417	3,002,262	-	3,002,262	4	3,002,258	3,002,258	-	3,002,258
IDMCS	42,557	425,307	444,298	15	444,313	-	444,313	444,313	-	444,313
IDMS	306,319	3,018,434	3,011,118	4	3,011,122	-	3,011,122	3,011,122	-	3,011,122
MMF	4,544,346	4,544,346	4,544,346	2	4,544,348	-	4,544,348	4,544,348	-	4,544,348
MMFR	1,802,309	1,802,309	1,802,309	6	1,802,315	-	1,802,315	1,801,905	410	1,802,315
NBF	141,351	1,402,569	1,441,782	10	1,441,792	-	1,441,792	1,441,792	-	1,441,792

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NBIXA	24,108	265,477	285,201	-	285,201	18	285,183	285,183	-	285,183
NF	113,178	2,287,686	3,104,464	-	3,104,464	357	3,104,107	3,104,107	-	3,104,107
NFA	31,699	592,160	890,737	24	890,761	-	890,761	884,616	6,145	890,761
NGF	23,140	229,037	279,998	99	280,097	-	280,097	280,097	-	280,097
NGFA	66,809	618,788	740,910	64	740,974	-	740,974	740,974	-	740,974
NIIXA	542	3,517	4,572	3	4,575	-	4,575	4,575	-	4,575
NIPSIS	137,891	1,359,262	1,520,937	-	1,520,937	20	1,520,917	1,520,917	-	1,520,917
NIXR	277,387	4,092,178	5,162,164	-	5,162,164	21	5,162,143	5,162,143	-	5,162,143
NJMMA2	557	5,325	5,570	-	5,570	-	5,570	5,570	-	5,570
NMCIXA	49,412	807,459	828,140	-	828,140	7	828,133	828,133	-	828,133
NSCIXA	41,644	479,811	483,066	-	483,066	8	483,058	481,534	1,524	483,058
NVMIG6	65,147	705,039	782,414	-	782,414	9	782,405	782,405	-	782,405
NVTIV3	25,628	277,267	275,755	-	275,755	18	275,737	275,737	-	275,737
NBGF	74,068	1,285,541	1,743,566	32	1,743,598	-	1,743,598	1,743,598	-	1,743,598
NBGST	95,868	5,250,017	6,743,378	24	6,743,402	-	6,743,402	6,735,212	8,190	6,743,402
NBGT	7,953	141,451	187,061	-	187,061	49	187,012	187,012	-	187,012
NBPT	3,156	96,688	115,035	18	115,053	-	115,053	115,053	-	115,053
NBSRT	21,013	747,983	890,762	-	890,762	32	890,730	890,730	-	890,730
NLMB	30,737	241,942	240,671	2	240,673	-	240,673	240,673	-	240,673
PF	68,985	2,008,117	2,510,357	2	2,510,359	-	2,510,359	2,510,359	-	2,510,359
PMTRA	134,012	1,410,458	1,420,524	63	1,420,587	-	1,420,587	1,420,587	-	1,420,587
PUGOA	2,053	59,837	107,386	-	107,386	14	107,372	107,372	-	107,372
PUIGA	232	5,227	6,175	-	6,175	-	6,175	6,175	-	6,175
VRTAA	61,094	575,160	806,444	-	806,444	4	806,440	806,440	-	806,440
SACSA	80,909	1,637,216	1,746,009	4	1,746,013	-	1,746,013	1,746,013	-	1,746,013
SGRA	21,834	729,321	932,949	20	932,969	-	932,969	932,969	-	932,969
WFAIVD	42,269	545,555	573,590	-	573,590	3	573,587	573,587	-	573,587
WFENAD	2,932	160,497	211,287	35	211,322	-	211,322	211,322	-	211,322
WFLCCA	7,360	124,976	114,817	-	114,817	2	114,815	114,815	-	114,815
WFLGA	64,564	2,853,535	3,157,167	3	3,157,170	-	3,157,170	3,157,170	-	3,157,170

Total (unaudited)			$215,600,391	$1,014	$215,601,405	$1,398	$215,600,007	$215,567,730	$32,277	$215,600,007

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	Total (unaudited)	ADGFIS	ADUES	PRSCA	ACIGA	ACVI2	BSTG	IGF
Investment Activity:
Reinvested dividends	$1,750,822	904	-	-	22,176	4,319	7,147	59,152
Mortality and expense risk charges (note 2)	(2,427,778)	(5,469)	(20,193)	(17,507)	(15,870)	(14,861)	(12,759)	(40,475)

Net investment income (loss)	(676,956)	(4,565)	(20,193)	(17,507)	6,306	(10,542)	(5,612)	18,677

Realized gain (loss) on investments	3,259,051	78	111,060	51,782	21,538	1,367	(17)	65,878
Change in unrealized gain (loss) on investments	25,589,953	25,022	82,173	199,731	(75,129)	258,601	26,304	(200,337)

Net gain (loss) on investments	28,849,004	25,100	193,233	251,513	(53,591)	259,968	26,287	(134,459)

Reinvested capital gains	8,945,067	-	185,959	97,060	185,623	16,653	-	417,495

Net increase (decrease) in contract owners’ equity resulting from operations	$37,117,115	20,535	358,999	331,066	138,338	266,079	20,675	301,713

	TCG	TCIGA	TCIGR	TCUL	DAF	DMICPA	DPBOZ	DROSC
Investment Activity:
Reinvested dividends	$8,974	-	58	-	17,510	24,613	4,474	110
Mortality and expense risk charges (note 2)	(83,058)	(619)	(4,074)	(117,630)	(33,384)	(14,306)	(6,675)	(709)

Net investment income (loss)	(74,084)	(619)	(4,016)	(117,630)	(15,874)	10,307	(2,201)	(599)

Realized gain (loss) on investments	287,433	102	3,687	1,273,950	(97,004)	19,230	364	(8,949)
Change in unrealized gain (loss) on investments	1,305,908	8,343	57,804	2,302,274	539,860	50,699	23,780	15,725

Net gain (loss) on investments	1,593,341	8,445	61,491	3,576,224	442,856	69,929	24,144	6,776

Reinvested capital gains	386,862	2,402	15,286	298,223	136,942	2,777	17,393	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,906,119	10,228	72,761	3,756,817	563,924	83,013	39,336	6,177

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	DSPI	DTC	DWHYOI	FBDF	FEQIF	FHYT	FIIF	FAB
Reinvested dividends	$184,659	3,383	40,787	56,949	104	84,097	5,586	7,357
Mortality and expense risk charges (note 2)	(170,947)	(5,233)	(9,636)	(22,753)	(116)	(21,888)	(3,186)	(12,091)

Net investment income (loss)	13,712	(1,850)	31,151	34,196	(12)	62,209	2,400	(4,734)

Realized gain (loss) on investments	618,250	(9,775)	(30,594)	2,539	(28)	1,844	28	18,422
Change in unrealized gain (loss) on investments	(109,293)	82,040	40,015	87,231	559	13,577	11,759	132,706

Net gain (loss) on investments	508,957	72,265	9,421	89,770	531	15,421	11,787	151,128

Reinvested capital gains	1,367,858	10,571	-	-	-	-	377	34,769

Net increase (decrease) in contract owners’ equity resulting from operations	$1,890,527	80,986	40,572	123,966	519	77,630	14,564	181,163

Investment Activity:	FABA	FAEGA	FAEI	FAEIA	FAGO	FAGOA	FAHY	FAM
Reinvested dividends	$1,641	-	26,168	29,407	-	-	19,380	15,927
Mortality and expense risk charges (note 2)	(1,814)	(13,911)	(15,908)	(15,374)	(67,605)	(15,959)	(6,559)	(15,424)

Net investment income (loss)	(173)	(13,911)	10,260	14,033	(67,605)	(15,959)	12,821	503

Realized gain (loss) on investments	1,421	34,062	9,706	(1,257)	318,061	219,930	1,911	28,400
Change in unrealized gain (loss) on investments	23,375	245,298	(39,294)	(23,370)	2,191,014	376,208	23,448	109,307

Net gain (loss) on investments	24,796	279,360	(29,588)	(24,627)	2,509,075	596,138	25,359	137,707

Reinvested capital gains	5,786	150,684	90	90	349,030	88,563	-	14,017

Net increase (decrease) in contract owners’ equity resulting from operations	$30,409	416,133	(19,238)	(10,504)	2,790,500	668,742	38,180	152,227

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FAOA	FCI	FEI	FHIP	FMG	FO2	FPR	FRBSI
Reinvested dividends	$-	8,486	81,241	91	-	4,189	84,149	40,648
Mortality and expense risk charges (note 2)	(8)	(2,678)	(63,398)	(26)	(94,984)	(24,258)	(92,413)	(13,053)

Net investment income (loss)	(8)	5,808	17,843	65	(94,984)	(20,069)	(8,264)	27,595

Realized gain (loss) on investments	2	613	84,335	(57)	346,101	11,618	89,736	(98,235)
Change in unrealized gain (loss) on investments	124	9,687	64,752	(18)	1,478,327	259,784	871,523	7,699

Net gain (loss) on investments	126	10,300	149,087	(75)	1,824,428	271,402	961,259	(90,536)

Reinvested capital gains	-	2,485	100,633	-	24,188	8,084	306,999	-

Net increase (decrease) in contract owners’ equity resulting from operations	$118	18,593	267,563	(10)	1,753,632	259,417	1,259,994	(62,941)

Investment Activity:	FSCG	TFF	TIF2	TMSF	AREA	ASCGI	OCAF	ODMCGA
Reinvested dividends	$-	7,568	36,863	53,211	7,709	-	-	-
Mortality and expense risk charges (note 2)	(15,927)	(6,510)	(14,086)	(34,648)	(6,577)	(4,344)	(13,833)	(44,461)

Net investment income (loss)	(15,927)	1,058	22,777	18,563	1,132	(4,344)	(13,833)	(44,461)

Realized gain (loss) on investments	(700)	8,341	(25,935)	(6,130)	(39,184)	(10,451)	21,575	66,453
Change in unrealized gain (loss) on investments	452,192	(25,536)	(23,044)	(321,470)	(70,448)	124,293	294,430	1,715,203

Net gain (loss) on investments	451,492	(17,195)	(48,979)	(327,600)	(109,632)	113,842	316,005	1,781,656

Reinvested capital gains	133,817	-	-	48,688	27,519	63,921	41,537	198,940

Net increase (decrease) in contract owners’ equity resulting from operations	$569,382	(16,137)	(26,202)	(260,349)	(80,981)	173,419	343,709	1,936,135

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	OGF	OSI	OVGSS	VKEIA	VKGIA	WRSCGA	JAFRT	JBS
Reinvested dividends	$-	10,928	22,199	668	15,087	-	-	16,652
Mortality and expense risk charges (note 2)	(41,316)	(4,713)	(65,016)	(473)	(9,029)	(4,283)	(227,145)	(17,177)

Net investment income (loss)	(41,316)	6,215	(42,817)	195	6,058	(4,283)	(227,145)	(525)

Realized gain (loss) on investments	104,320	(4,942)	(35,404)	(383)	(11,639)	(13,271)	378,941	61,281
Change in unrealized gain (loss) on investments	487,907	7,040	1,093,679	2,709	(5,214)	89,442	4,008,527	72,874

Net gain (loss) on investments	592,227	2,098	1,058,275	2,326	(16,853)	76,171	4,387,468	134,155

Reinvested capital gains	209,412	-	184,089	528	17,261	36,242	1,568,938	16,870

Net increase (decrease) in contract owners’ equity resulting from operations	$760,323	8,313	1,199,547	3,049	6,466	108,130	5,729,261	150,500

Investment Activity:	JMERC	JOS	JWF	JWS	LSC	MSI	GVDMA	GVDMC
Reinvested dividends	$2,482	281	5,745	-	3,396	28,347	6,583	1,243
Mortality and expense risk charges (note 2)	(56,311)	(483)	(21,058)	(3,596)	(26,933)	(13,679)	(40,593)	(11,553)

Net investment income (loss)	(53,829)	(202)	(15,313)	(3,596)	(23,537)	14,668	(34,010)	(10,310)

Realized gain (loss) on investments	64,590	(45)	116,745	12,615	(84,515)	6,618	(221,219)	(10,092)
Change in unrealized gain (loss) on investments	1,055,699	6,887	118,938	33,889	179,896	57,934	275,791	57,244

Net gain (loss) on investments	1,120,289	6,842	235,683	46,504	95,381	64,552	54,572	47,152

Reinvested capital gains	141,581	-	58,221	11,107	12,015	2,091	187,411	26,402

Net increase (decrease) in contract owners’ equity resulting from operations	$1,208,041	6,640	278,591	54,015	83,859	81,311	207,973	63,244

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVIDA	GVIDC	GVIDM	IDAS	IDCS	IDMAS	IDMCS	IDMS
Reinvested dividends	$3,049	650	4,147	66,126	13,361	166,327	17,551	148,125
Mortality and expense risk charges (note 2)	(17,526)	(8,654)	(39,349)	(14,030)	(5,069)	(34,876)	(5,093)	(35,612)

Net investment income (loss)	(14,477)	(8,004)	(35,202)	52,096	8,292	131,451	12,458	112,513

Realized gain (loss) on investments	(34,686)	(10)	(46,972)	(15,531)	(372)	(14,147)	(509)	(8,760)
Change in unrealized gain (loss) on investments	97,123	38,780	189,430	87,358	22,338	172,757	22,269	156,984

Net gain (loss) on investments	62,437	38,770	142,458	71,827	21,966	158,610	21,760	148,224

Reinvested capital gains	89,877	6,189	171,207	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$137,837	36,955	278,463	123,923	30,258	290,061	34,218	260,737

Investment Activity:	MMF	MMFR	NBF	NBIXA	NF	NFA	NGF	NGFA
Reinvested dividends	$8,698	2,865	29,813	4,827	22,924	5,376	2,906	6,562
Mortality and expense risk charges (note 2)	(55,952)	(20,149)	(15,776)	(3,425)	(35,899)	(10,707)	(3,103)	(8,649)

Net investment income (loss)	(47,254)	(17,284)	14,037	1,402	(12,975)	(5,331)	(197)	(2,087)

Realized gain (loss) on investments	-	-	18,491	1,769	178,050	75,891	(967)	(51,942)
Change in unrealized gain (loss) on investments	-	-	8,655	9,360	303,565	50,396	38,685	118,741

Net gain (loss) on investments	-	-	27,146	11,129	481,615	126,287	37,718	66,799

Reinvested capital gains	-	-	29,339	-	74,686	20,694	4,727	13,590

Net increase (decrease) in contract owners’ equity resulting from operations	$(47,254)	(17,284)	70,522	12,531	543,326	141,650	42,248	78,302

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NIIXA	NIPSIS	NIXR	NJMMA2	NMCIXA	NSCIXA	NVMIG6	NVTIV3
Reinvested dividends	$72	17,329	58,435	9	6,094	2,741	4,047	3,164
Mortality and expense risk charges (note 2)	(41)	(18,698)	(56,248)	(47)	(8,107)	(4,769)	(6,674)	(2,972)

Net investment income (loss)	31	(1,369)	2,187	(38)	(2,013)	(2,028)	(2,627)	192

Realized gain (loss) on investments	17	8,183	34,138	2	(17,040)	(23,941)	4,665	(2,983)
Change in unrealized gain (loss) on investments	219	125,092	674,230	245	83,114	97,596	54,780	15,346

Net gain (loss) on investments	236	133,275	708,368	247	66,074	73,655	59,445	12,363

Reinvested capital gains	-	-	-	18	19,565	-	169,464	-

Net increase (decrease) in contract owners’ equity resulting from operations	$267	131,906	710,555	227	83,626	71,627	226,282	12,555

Investment Activity:	NBGF	NBGST	NBGT	NBPT	NBSRT	NLMB	PF	PMTRA
Reinvested dividends	$3,251	-	235	1,322	3,428	6,849	33,349	31,856
Mortality and expense risk charges (note 2)	(19,394)	(73,592)	(1,826)	(1,675)	(10,417)	(3,056)	(27,265)	(18,401)

Net investment income (loss)	(16,143)	(73,592)	(1,591)	(353)	(6,989)	3,793	6,084	13,455

Realized gain (loss) on investments	21,479	(43,990)	(748)	2,950	40,087	(398)	(25,014)	(23,430)
Change in unrealized gain (loss) on investments	316,993	1,112,690	35,903	7,406	66,917	1,606	255,120	54,677

Net gain (loss) on investments	338,472	1,068,700	35,155	10,356	107,004	1,208	230,106	31,247

Reinvested capital gains	119,733	250,607	12,863	283	46,515	-	6,173	57,168

Net increase (decrease) in contract owners’ equity resulting from operations	$442,062	1,245,715	46,427	10,286	146,530	5,001	242,363	101,870

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PUGOA	PUIGA	VRTAA	SACSA	SGRA	WFAIVD	WFENAD	WFLCCA
Reinvested dividends	$-	68	4,226	-	-	7,279	-	1,113
Mortality and expense risk charges (note 2)	(1,099)	(75)	(8,435)	(20,217)	(8,901)	(7,004)	(1,712)	(1,309)

Net investment income (loss)	(1,099)	(7)	(4,209)	(20,217)	(8,901)	275	(1,712)	(196)

Realized gain (loss) on investments	557	6	17,913	(125,514)	(13,813)	(524)	9,339	(2,179)
Change in unrealized gain (loss) on investments	25,300	485	157,863	242,944	219,176	(10,095)	38,888	(7,594)

Net gain (loss) on investments	25,857	491	175,776	117,430	205,363	(10,619)	48,227	(9,773)

Reinvested capital gains	3,417	85	11,925	83,248	113,270	-	14,988	14,031

Net increase (decrease) in contract owners’ equity resulting from operations	$28,175	569	183,492	180,461	309,732	(10,344)	61,503	4,062

Investment Activity:	WFLGA	VKGA
Reinvested dividends	$-	-
Mortality and expense risk charges (note 2)	(35,420)	(16,000)

Net investment income (loss)	(35,420)	(16,000)

Realized gain (loss) on investments	(10,657)	(445,460)
Change in unrealized gain (loss) on investments	393,291	145,242

Net gain (loss) on investments	382,634	(300,218)

Reinvested capital gains	397,916	-

Net increase (decrease) in contract owners’ equity resulting from operations	$745,130	(316,218)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ADGFIS		ADUES		PRSCA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(676,956)	(65,172)	(4,565)	8,324	(20,193)	(14,901)	(17,507)	(18,833)
Realized gain (loss) on investments	3,259,051	3,191,560	78	(481)	111,060	76,117	51,782	77,680
Change in unrealized gain (loss) on investments	25,589,953	25,737,901	25,022	15,382	82,173	226,237	199,731	134,087
Reinvested capital gains	8,945,067	11,574,646	-	-	185,959	127,278	97,060	101,124

Net increase (decrease) in contract owners’ equity resulting from operations	37,117,115	40,438,935	20,535	23,225	358,999	414,731	331,066	294,058

Equity transactions:
Purchase payments received from contract owners (note 4)	6,156,157	6,348,272	13,678	21,169	40,499	43,325	36,577	44,411
Transfers between funds	-	-	(302)	16,631	4,013	(1,899)	(139,236)	(68,642)
Redemptions (notes 2, 3, and 4)	(19,249,119)	(20,741,170)	(70,275)	(23,930)	(347,719)	(205,426)	(26,182)	(231,633)
Adjustments to maintain reserves	7,838	(3,299)	7	3	19	(3)	(37)	5

Net equity transactions	(13,085,124)	(14,396,197)	(56,892)	13,873	(303,188)	(164,003)	(128,878)	(255,859)

Net change in contract owners’ equity	24,031,991	26,042,738	(36,357)	37,098	55,811	250,728	202,188	38,199
Contract owners’ equity at beginning of period	191,568,016	165,525,278	424,472	387,374	1,471,309	1,220,581	1,389,822	1,351,623

Contract owners’ equity at end of period	$215,600,007	191,568,016	388,115	424,472	1,527,120	1,471,309	1,592,010	1,389,822

CHANGE IN UNITS:
Beginning units	7,072,597	7,611,881	36,198	34,972	57,439	64,397	26,748	31,858
Units purchased	1,110,494	575,621	2,017	3,346	2,244	2,110	1,246	1,458
Units redeemed	(1,202,265)	(1,114,905)	(6,690)	(2,120)	(11,666)	(9,068)	(3,674)	(6,568)

Ending units	6,980,826	7,072,597	31,525	36,198	48,017	57,439	24,320	26,748

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACIGA		ACVI2		BSTG		IGF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,306	8,032	(10,542)	(5,908)	(5,612)	5,165	18,677	24,706
Realized gain (loss) on investments	21,538	41,580	1,367	(4,454)	(17)	(2,453)	65,878	253,432
Change in unrealized gain (loss) on investments	(75,129)	181,716	258,601	198,786	26,304	12,710	(200,337)	337,750
Reinvested capital gains	185,623	25,917	16,653	55,496	-	-	417,495	63,048

Net increase (decrease) in contract owners’ equity resulting from operations	138,338	257,245	266,079	243,920	20,675	15,422	301,713	678,936

Equity transactions:
Purchase payments received from contract owners (note 4)	8,163	13,825	44,828	52,837	22,063	27,059	87,712	125,543
Transfers between funds	9,762	2,005	(13,134)	1,661	26,474	264,447	(25,310)	(36,245)
Redemptions (notes 2, 3, and 4)	(40,428)	(64,793)	(46,588)	(110,392)	(108,104)	(68,473)	(359,141)	(630,500)
Adjustments to maintain reserves	26	(12)	14	(39)	55	(47)	41	(34)

Net equity transactions	(22,477)	(48,975)	(14,880)	(55,933)	(59,512)	222,986	(296,698)	(541,236)

Net change in contract owners’ equity	115,861	208,270	251,199	187,987	(38,837)	238,408	5,015	137,700
Contract owners’ equity at beginning of period	1,380,115	1,171,845	1,140,160	952,173	1,022,212	783,804	3,361,848	3,224,148

Contract owners’ equity at end of period	$1,495,976	1,380,115	1,391,359	1,140,160	983,375	1,022,212	3,366,863	3,361,848

CHANGE IN UNITS:
Beginning units	65,158	67,685	96,842	102,286	56,103	37,634	75,949	89,131
Units purchased	1,486	2,420	4,720	8,624	6,639	23,890	3,991	4,921
Units redeemed	(2,574)	(4,947)	(6,263)	(14,068)	(9,984)	(5,421)	(11,060)	(18,103)

Ending units	64,070	65,158	95,299	96,842	52,758	56,103	68,880	75,949

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TCG		TCIGA		TCIGR		TCUL
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(74,084)	(59,625)	(619)	(604)	(4,016)	(3,656)	(117,630)	(104,003)
Realized gain (loss) on investments	287,433	124,476	102	257	3,687	6,798	1,273,950	425,538
Change in unrealized gain (loss) on investments	1,305,908	1,254,862	8,343	10,970	57,804	65,990	2,302,274	1,594,066
Reinvested capital gains	386,862	315,713	2,402	147	15,286	902	298,223	362,037

Net increase (decrease) in contract owners’ equity resulting from operations	1,906,119	1,635,426	10,228	10,770	72,761	70,034	3,756,817	2,277,638

Equity transactions:
Purchase payments received from contract owners (note 4)	52,076	52,895	-	-	-	-	148,515	190,681
Transfers between funds	(68,246)	(6,101)	-	-	-	(16,032)	(245,066)	(64,531)
Redemptions (notes 2, 3, and 4)	(768,391)	(436,410)	(4,414)	(1,044)	(24,945)	(27,366)	(1,461,464)	(782,294)
Adjustments to maintain reserves	(366)	111	12	(15)	17	29	20	(14)

Net equity transactions	(784,927)	(389,505)	(4,402)	(1,059)	(24,928)	(43,369)	(1,557,995)	(656,158)

Net change in contract owners’ equity	1,121,192	1,245,921	5,826	9,711	47,833	26,665	2,198,822	1,621,480
Contract owners’ equity at beginning of period	6,232,865	4,986,944	50,729	41,018	310,076	283,411	8,803,898	7,182,418

Contract owners’ equity at end of period	$7,354,057	6,232,865	56,555	50,729	357,909	310,076	11,002,720	8,803,898

CHANGE IN UNITS:
Beginning units	76,342	79,178	3,941	4,027	7,942	9,197	188,556	208,758
Units purchased	1,266	989	-	-	-	-	6,393	5,874
Units redeemed	(25,316)	(3,825)	(398)	(86)	(547)	(1,255)	(41,710)	(26,076)

Ending units	52,292	76,342	3,543	3,941	7,395	7,942	153,239	188,556

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DAF		DMICPA		DPBOZ		DROSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(15,874)	(6,625)	10,307	15,060	(2,201)	664	(599)	(769)
Realized gain (loss) on investments	(97,004)	(231,429)	19,230	1,631	364	2,408	(8,949)	(3,464)
Change in unrealized gain (loss) on investments	539,860	705,185	50,699	66,653	23,780	79,217	15,725	15,577
Reinvested capital gains	136,942	239,042	2,777	-	17,393	11,284	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	563,924	706,173	83,013	83,344	39,336	93,573	6,177	11,344

Equity transactions:
Purchase payments received from contract owners (note 4)	65,456	51,817	23,437	22,626	7,542	13,993	-	2,868
Transfers between funds	(41,893)	(59,067)	326,222	58,957	(6,543)	(9,454)	(1,899)	-
Redemptions (notes 2, 3, and 4)	(206,085)	(389,924)	(179,609)	(28,675)	(57,073)	(58,488)	(14,667)	(8,688)
Adjustments to maintain reserves	11	19	12	(7)	-	(26)	56	(26)

Net equity transactions	(182,511)	(397,155)	170,062	52,901	(56,074)	(53,975)	(16,510)	(5,846)

Net change in contract owners’ equity	381,413	309,018	253,075	136,245	(16,738)	39,598	(10,333)	5,498
Contract owners’ equity at beginning of period	2,599,160	2,290,142	1,021,273	885,028	562,067	522,469	64,379	58,881

Contract owners’ equity at end of period	$2,980,573	2,599,160	1,274,348	1,021,273	545,329	562,067	54,046	64,379

CHANGE IN UNITS:
Beginning units	93,055	108,536	92,385	87,613	29,000	31,957	2,712	2,955
Units purchased	2,531	2,109	30,352	7,562	640	832	-	128
Units redeemed	(8,144)	(17,590)	(15,948)	(2,790)	(3,842)	(3,789)	(763)	(371)

Ending units	87,442	93,055	106,789	92,385	25,798	29,000	1,949	2,712

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSPI		DTC		DWHYOI		FBDF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,712	36,796	(1,850)	(188)	31,151	33,051	34,196	38,416
Realized gain (loss) on investments	618,250	603,119	(9,775)	(8,964)	(30,594)	(7,712)	2,539	(9,817)
Change in unrealized gain (loss) on investments	(109,293)	1,126,839	82,040	114,889	40,015	75,770	87,231	152,715
Reinvested capital gains	1,367,858	1,597,022	10,571	4,820	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,890,527	3,363,776	80,986	110,557	40,572	101,109	123,966	181,314

Equity transactions:
Purchase payments received from contract owners (note 4)	531,432	558,391	4,548	4,803	42,610	51,672	69,880	84,499
Transfers between funds	(321,013)	(126,929)	9,133	(23)	(41,027)	10,906	(46,389)	125,584
Redemptions (notes 2, 3, and 4)	(1,935,496)	(1,185,636)	(65,797)	(37,163)	(101,447)	(52,353)	(186,931)	(127,042)
Adjustments to maintain reserves	36	(14)	29	(30)	(1,021)	7	40	(30)

Net equity transactions	(1,725,041)	(754,188)	(52,087)	(32,413)	(100,885)	10,232	(163,400)	83,011

Net change in contract owners’ equity	165,486	2,609,588	28,899	78,144	(60,313)	111,341	(39,434)	264,325
Contract owners’ equity at beginning of period	14,392,848	11,783,260	430,399	352,255	795,652	684,311	1,748,450	1,484,125

Contract owners’ equity at end of period	$14,558,334	14,392,848	459,298	430,399	735,339	795,652	1,709,016	1,748,450

CHANGE IN UNITS:
Beginning units	184,395	194,994	13,266	14,116	35,104	34,618	64,676	61,571
Units purchased	8,161	8,565	389	104	2,471	2,971	5,501	11,491
Units redeemed	(32,100)	(19,164)	(1,330)	(954)	(6,925)	(2,485)	(11,189)	(8,386)

Ending units	160,456	184,395	12,325	13,266	30,650	35,104	58,988	64,676

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEQIF		FHYT		FIIF		FAB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(12)	70	62,209	64,852	2,400	3,219	(4,734)	(1,746)
Realized gain (loss) on investments	(28)	(25)	1,844	(503)	28	(550)	18,422	14,745
Change in unrealized gain (loss) on investments	559	1,708	13,577	153,656	11,759	14,272	132,706	143,625
Reinvested capital gains	-	-	-	2,461	377	-	34,769	13,606

Net increase (decrease) in contract owners’ equity resulting from operations	519	1,753	77,630	220,466	14,564	16,941	181,163	170,230

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	88,234	89,259	8,409	5,343	95,192	123,611
Transfers between funds	-	-	(171,044)	72,425	(6,637)	34,461	(29,680)	(7,243)
Redemptions (notes 2, 3, and 4)	-	-	(160,730)	(131,815)	(12,826)	(8,481)	(69,863)	(216,253)
Adjustments to maintain reserves	(1)	(2)	31	(60)	15	(28)	14	(22)

Net equity transactions	(1)	(2)	(243,509)	29,809	(11,039)	31,295	(4,337)	(99,907)

Net change in contract owners’ equity	518	1,751	(165,879)	250,275	3,525	48,236	176,826	70,323
Contract owners’ equity at beginning of period	10,710	8,959	1,833,647	1,583,372	246,759	198,523	911,360	841,037

Contract owners’ equity at end of period	$11,228	10,710	1,667,768	1,833,647	250,284	246,759	1,088,186	911,360

CHANGE IN UNITS:
Beginning units	626	626	67,741	66,418	13,257	11,498	27,667	31,095
Units purchased	-	-	4,415	7,059	1,014	2,249	2,989	4,137
Units redeemed	-	-	(13,676)	(5,736)	(1,608)	(490)	(3,180)	(7,565)

Ending units	626	626	58,480	67,741	12,663	13,257	27,476	27,667

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FABA		FAEGA		FAEI		FAEIA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(173)	276	(13,911)	(12,069)	10,260	10,716	14,033	14,859
Realized gain (loss) on investments	1,421	3,276	34,062	118,060	9,706	24,396	(1,257)	56,218
Change in unrealized gain (loss) on investments	23,375	22,093	245,298	72,587	(39,294)	186,957	(23,370)	168,549
Reinvested capital gains	5,786	2,247	150,684	88,694	90	75,627	90	74,116

Net increase (decrease) in contract owners’ equity resulting from operations	30,409	27,892	416,133	267,272	(19,238)	297,696	(10,504)	313,742

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	10,158	14,782	49,994	55,156	13,320	16,236
Transfers between funds	(131)	(3)	(11,562)	(70,268)	2,390	7,125	(37,952)	(134,031)
Redemptions (notes 2, 3, and 4)	(1,367)	(7,054)	(31,090)	(77,749)	(127,882)	(102,400)	(39,660)	(144,030)
Adjustments to maintain reserves	20	(15)	57	(7)	26	(16)	83	(46)

Net equity transactions	(1,478)	(7,072)	(32,437)	(133,242)	(75,472)	(40,135)	(64,209)	(261,871)

Net change in contract owners’ equity	28,931	20,820	383,696	134,030	(94,710)	257,561	(74,713)	51,871
Contract owners’ equity at beginning of period	148,093	127,273	1,016,248	882,218	1,447,376	1,189,815	1,382,899	1,331,028

Contract owners’ equity at end of period	$177,024	148,093	1,399,944	1,016,248	1,352,666	1,447,376	1,308,186	1,382,899

CHANGE IN UNITS:
Beginning units	6,361	6,693	48,026	55,280	35,561	36,603	52,922	63,901
Units purchased	-	1	771	2,265	1,894	1,714	1,588	988
Units redeemed	(58)	(333)	(2,068)	(9,519)	(4,111)	(2,756)	(4,438)	(11,967)

Ending units	6,303	6,361	46,729	48,026	33,344	35,561	50,072	52,922

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FAGO		FAGOA		FAHY		FAM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(67,605)	(50,102)	(15,959)	(10,588)	12,821	15,180	503	5,989
Realized gain (loss) on investments	318,061	208,295	219,930	57,199	1,911	4,204	28,400	11,975
Change in unrealized gain (loss) on investments	2,191,014	860,145	376,208	173,629	23,448	52,716	109,307	128,092
Reinvested capital gains	349,030	170,777	88,563	40,459	-	275	14,017	28,179

Net increase (decrease) in contract owners’ equity resulting from operations	2,790,500	1,189,115	668,742	260,699	38,180	72,375	152,227	174,235

Equity transactions:
Purchase payments received from contract owners (note 4)	198,586	182,883	27,470	7,861	1,533	243	37,702	39,116
Transfers between funds	11,499	244,289	162,559	314,471	70	21,237	8,123	(10,384)
Redemptions (notes 2, 3, and 4)	(315,257)	(463,368)	(133,113)	(123,446)	(7,046)	(16,626)	(170,192)	(127,383)
Adjustments to maintain reserves	24	2	88	(32)	(1)	(21)	13	(4)

Net equity transactions	(105,148)	(36,194)	57,004	198,854	(5,444)	4,833	(124,354)	(98,655)

Net change in contract owners’ equity	2,685,352	1,152,921	725,746	459,553	32,736	77,208	27,873	75,580
Contract owners’ equity at beginning of period	4,285,861	3,132,940	1,092,051	632,498	530,944	453,736	1,196,281	1,120,701

Contract owners’ equity at end of period	$6,971,213	4,285,861	1,817,797	1,092,051	563,680	530,944	1,224,154	1,196,281

CHANGE IN UNITS:
Beginning units	84,646	85,469	37,434	30,026	14,074	13,866	30,938	33,829
Units purchased	10,108	10,279	14,859	12,780	56	946	1,394	1,090
Units redeemed	(11,818)	(11,102)	(14,801)	(5,372)	(181)	(738)	(4,372)	(3,981)

Ending units	82,936	84,646	37,492	37,434	13,949	14,074	27,960	30,938

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FAOA		FCI		FEI		FHIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8)	4	5,808	6,276	17,843	29,579	65	99
Realized gain (loss) on investments	2	41	613	962	84,335	235,535	(57)	16
Change in unrealized gain (loss) on investments	124	140	9,687	23,070	64,752	631,820	(18)	255
Reinvested capital gains	-	-	2,485	1,563	100,633	279,192	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	118	185	18,593	31,871	267,563	1,176,126	(10)	370

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	114,713	118,878	-	-
Transfers between funds	-	-	-	-	(82,897)	(21,518)	-	-
Redemptions (notes 2, 3, and 4)	(1)	(101)	(1,685)	(4,109)	(228,517)	(525,759)	(777)	(631)
Adjustments to maintain reserves	(3)	(8)	(117)	115	35	(114)	16	(8)

Net equity transactions	(4)	(109)	(1,802)	(3,994)	(196,666)	(428,513)	(761)	(639)

Net change in contract owners’ equity	114	76	16,791	27,877	70,897	747,613	(771)	(269)
Contract owners’ equity at beginning of period	869	793	212,017	184,140	5,382,040	4,634,427	2,577	2,846

Contract owners’ equity at end of period	$983	869	228,808	212,017	5,452,937	5,382,040	1,806	2,577

CHANGE IN UNITS:
Beginning units	56	63	1,226	1,250	26,064	28,326	55	69
Units purchased	-	-	-	-	706	700	-	-
Units redeemed	-	(7)	(10)	(24)	(1,714)	(2,962)	(17)	(14)

Ending units	56	56	1,216	1,226	25,056	26,064	38	55

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FMG		FO2		FPR		FRBSI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(94,984)	(57,166)	(20,069)	3,397	(8,264)	18,153	27,595	2,882
Realized gain (loss) on investments	346,101	283,351	11,618	11,628	89,736	122,958	(98,235)	(35,277)
Change in unrealized gain (loss) on investments	1,478,327	569,662	259,784	338,315	871,523	883,764	7,699	204,894
Reinvested capital gains	24,188	892,441	8,084	68,489	306,999	192,612	-	74,412

Net increase (decrease) in contract owners’ equity resulting from operations	1,753,632	1,688,288	259,417	421,829	1,259,994	1,217,487	(62,941)	246,911

Equity transactions:
Purchase payments received from contract owners (note 4)	228,611	189,057	129,318	137,020	135,311	193,170	25,730	31,142
Transfers between funds	(206,018)	(98,293)	(27,597)	(114,859)	(61,189)	(147,369)	(57,415)	(31,433)
Redemptions (notes 2, 3, and 4)	(631,887)	(792,420)	(131,598)	(207,140)	(382,287)	(759,139)	(63,267)	(104,675)
Adjustments to maintain reserves	46	(25)	30	(35)	(20)	15	55	(17)

Net equity transactions	(609,248)	(701,681)	(29,847)	(185,014)	(308,185)	(713,323)	(94,897)	(104,983)

Net change in contract owners’ equity	1,144,384	986,607	229,570	236,815	951,809	504,164	(157,838)	141,928
Contract owners’ equity at beginning of period	6,955,133	5,968,526	1,935,601	1,698,786	6,952,860	6,448,696	1,260,997	1,119,069

Contract owners’ equity at end of period	$8,099,517	6,955,133	2,165,171	1,935,601	7,904,669	6,952,860	1,103,159	1,260,997

CHANGE IN UNITS:
Beginning units	101,880	113,180	163,313	180,351	101,414	112,567	35,356	38,537
Units purchased	3,321	3,284	12,309	16,389	8,814	5,173	1,303	1,477
Units redeemed	(11,538)	(14,584)	(15,148)	(33,427)	(13,336)	(16,326)	(4,546)	(4,658)

Ending units	93,663	101,880	160,474	163,313	96,892	101,414	32,113	35,356

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FSCG		TFF		TIF2		TMSF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(15,927)	(13,260)	1,058	11,952	22,777	5,461	18,563	34,532
Realized gain (loss) on investments	(700)	8,708	8,341	34,671	(25,935)	(111,907)	(6,130)	117,426
Change in unrealized gain (loss) on investments	452,192	111,393	(25,536)	18,190	(23,044)	230,212	(321,470)	299,497
Reinvested capital gains	133,817	173,274	-	-	-	13,019	48,688	180,304

Net increase (decrease) in contract owners’ equity resulting from operations	569,382	280,115	(16,137)	64,813	(26,202)	136,785	(260,349)	631,759

Equity transactions:
Purchase payments received from contract owners (note 4)	10,595	9,649	-	-	48,563	54,809	114,179	131,477
Transfers between funds	30,074	(46,822)	(2,953)	(2,519)	11,595	(3,513)	(105,606)	(31,247)
Redemptions (notes 2, 3, and 4)	(51,213)	(116,026)	(22,746)	(85,788)	(46,548)	(298,701)	(190,883)	(396,504)
Adjustments to maintain reserves	26	(35)	(2)	(27)	42	(28)	51	2

Net equity transactions	(10,518)	(153,234)	(25,701)	(88,334)	13,652	(247,433)	(182,259)	(296,272)

Net change in contract owners’ equity	558,864	126,881	(41,838)	(23,521)	(12,550)	(110,648)	(442,608)	335,487
Contract owners’ equity at beginning of period	1,089,786	962,905	623,596	647,117	1,283,217	1,393,865	3,391,682	3,056,195

Contract owners’ equity at end of period	$1,648,650	1,089,786	581,758	623,596	1,270,667	1,283,217	2,949,074	3,391,682

CHANGE IN UNITS:
Beginning units	54,476	62,284	22,304	25,715	142,048	171,382	111,140	121,736
Units purchased	2,940	2,256	-	-	9,479	11,769	5,125	5,024
Units redeemed	(3,818)	(10,064)	(1,239)	(3,411)	(7,351)	(41,103)	(13,581)	(15,620)

Ending units	53,598	54,476	21,065	22,304	144,176	142,048	102,684	111,140

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AREA		ASCGI		OCAF		ODMCGA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,132	1,562	(4,344)	(4,264)	(13,833)	(12,368)	(44,461)	-
Realized gain (loss) on investments	(39,184)	(14,374)	(10,451)	(5,858)	21,575	32,794	66,453	-
Change in unrealized gain (loss) on investments	(70,448)	107,624	124,293	59,040	294,430	60,905	1,715,203	-
Reinvested capital gains	27,519	41,009	63,921	26,493	41,537	207,677	198,940	-

Net increase (decrease) in contract owners’ equity resulting from operations	(80,981)	135,821	173,419	75,411	343,709	289,008	1,936,135	-

Equity transactions:
Purchase payments received from contract owners (note 4)	26,667	21,814	250	1,116	10,965	10,448	89,897	-
Transfers between funds	(53,322)	(37,836)	62,959	(330)	(25,059)	(42,283)	4,019,240	-
Redemptions (notes 2, 3, and 4)	(27,198)	(55,667)	(11,079)	(84,865)	(58,252)	(50,319)	(221,376)	-
Adjustments to maintain reserves	51	(33)	(15)	1	21	(44)	(28)	-

Net equity transactions	(53,802)	(71,722)	52,115	(84,078)	(72,325)	(82,198)	3,887,733	-

Net change in contract owners’ equity	(134,783)	64,099	225,534	(8,667)	271,384	206,810	5,823,868	-
Contract owners’ equity at beginning of period	603,124	539,025	340,606	349,273	1,066,303	859,493	-	-

Contract owners’ equity at end of period	$468,341	603,124	566,140	340,606	1,337,687	1,066,303	5,823,868	-

CHANGE IN UNITS:
Beginning units	32,033	36,108	12,428	15,651	56,766	61,506	-	-
Units purchased	2,788	3,327	2,225	188	830	704	421,942	-
Units redeemed	(6,637)	(7,402)	(1,288)	(3,411)	(4,742)	(5,444)	(29,708)	-

Ending units	28,184	32,033	13,365	12,428	52,854	56,766	392,234	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OGF		OSI		OVGSS		VKEIA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(41,316)	(23,097)	6,215	14,211	(42,817)	(31,551)	195	185
Realized gain (loss) on investments	104,320	33,145	(4,942)	(11,713)	(35,404)	(2,889)	(383)	(3,562)
Change in unrealized gain (loss) on investments	487,907	780,137	7,040	34,003	1,093,679	568,330	2,709	11,741
Reinvested capital gains	209,412	27,898	-	-	184,089	692,391	528	1,685

Net increase (decrease) in contract owners’ equity resulting from operations	760,323	818,083	8,313	36,501	1,199,547	1,226,281	3,049	10,049

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	8,604	8,556	202,720	244,967	-	513
Transfers between funds	(95,241)	(72,360)	4,421	(18,344)	(214,608)	(14,990)	3	(25,083)
Redemptions (notes 2, 3, and 4)	(237,352)	(107,308)	(14,024)	(37,034)	(421,813)	(483,150)	(2,459)	(16,821)
Adjustments to maintain reserves	(47)	16	32	(28)	(4)	27	31	(9)

Net equity transactions	(332,640)	(179,652)	(967)	(46,850)	(433,705)	(253,146)	(2,425)	(41,400)

Net change in contract owners’ equity	427,683	638,431	7,346	(10,349)	765,842	973,135	624	(31,351)
Contract owners’ equity at beginning of period	3,438,951	2,800,520	401,216	411,565	5,232,310	4,259,175	40,126	71,477

Contract owners’ equity at end of period	$3,866,634	3,438,951	408,562	401,216	5,998,152	5,232,310	40,750	40,126

CHANGE IN UNITS:
Beginning units	51,109	54,197	17,971	20,136	343,476	362,852	2,311	4,878
Units purchased	-	-	830	960	28,291	27,910	2	345
Units redeemed	(4,497)	(3,088)	(875)	(3,125)	(58,577)	(47,286)	(150)	(2,912)

Ending units	46,612	51,109	17,926	17,971	313,190	343,476	2,163	2,311

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VKGIA		WRSCGA		JAFRT		JBS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,058	5,109	(4,283)	(4,859)	(227,145)	(165,390)	(525)	9,947
Realized gain (loss) on investments	(11,639)	(5,692)	(13,271)	(8,550)	378,941	223,584	61,281	61,901
Change in unrealized gain (loss) on investments	(5,214)	119,884	89,442	61,377	4,008,527	3,270,544	72,874	214,279
Reinvested capital gains	17,261	54,032	36,242	23,670	1,568,938	1,026,151	16,870	13,701

Net increase (decrease) in contract owners’ equity resulting from operations	6,466	173,333	108,130	71,638	5,729,261	4,354,889	150,500	299,828

Equity transactions:
Purchase payments received from contract owners (note 4)	9,547	14,209	4,824	4,345	158,880	266,647	17,364	41,665
Transfers between funds	5,534	(28,790)	(21,801)	18,107	(349,875)	(342,663)	16,858	(34,410)
Redemptions (notes 2, 3, and 4)	(25,978)	(72,270)	(20,389)	(73,573)	(716,823)	(1,195,657)	(289,121)	(169,640)
Adjustments to maintain reserves	20	(42)	19	(23)	64	(67)	23	(11)

Net equity transactions	(10,877)	(86,893)	(37,347)	(51,144)	(907,754)	(1,271,740)	(254,876)	(162,396)

Net change in contract owners’ equity	(4,411)	86,440	70,783	20,494	4,821,507	3,083,149	(104,376)	137,432
Contract owners’ equity at beginning of period	847,856	761,416	360,977	340,483	15,987,685	12,904,536	1,623,375	1,485,943

Contract owners’ equity at end of period	$843,445	847,856	431,760	360,977	20,809,192	15,987,685	1,518,999	1,623,375

CHANGE IN UNITS:
Beginning units	24,802	27,518	32,642	37,612	1,057,871	1,151,834	66,573	73,482
Units purchased	835	1,010	979	3,770	20,902	23,953	4,549	4,633
Units redeemed	(1,219)	(3,726)	(5,062)	(8,740)	(74,965)	(117,916)	(15,752)	(11,542)

Ending units	24,418	24,802	28,559	32,642	1,003,808	1,057,871	55,370	66,573

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JMERC		JOS		JWF		JWS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(53,829)	(30,364)	(202)	211	(15,313)	(4,171)	(3,596)	(632)
Realized gain (loss) on investments	64,590	55,512	(45)	57	116,745	91,201	12,615	19,043
Change in unrealized gain (loss) on investments	1,055,699	718,680	6,887	9,179	118,938	237,226	33,889	39,156
Reinvested capital gains	141,581	368,303	-	-	58,221	61,022	11,107	10,858

Net increase (decrease) in contract owners’ equity resulting from operations	1,208,041	1,112,131	6,640	9,447	278,591	385,278	54,015	68,425

Equity transactions:
Purchase payments received from contract owners (note 4)	35,626	50,892	2,317	2,139	-	-	1,595	1,245
Transfers between funds	(40,419)	(184,156)	-	(5,353)	(10,772)	(2,590)	-	(3,306)
Redemptions (notes 2, 3, and 4)	(298,911)	(226,593)	(1,133)	(2,958)	(180,549)	(136,808)	(17,601)	(24,284)
Adjustments to maintain reserves	36	(23)	21	(20)	5	(18)	22	(55)

Net equity transactions	(303,668)	(359,880)	1,205	(6,192)	(191,316)	(139,416)	(15,984)	(26,400)

Net change in contract owners’ equity	904,373	752,251	7,845	3,255	87,275	245,862	38,031	42,025
Contract owners’ equity at beginning of period	4,182,645	3,430,394	42,637	39,382	1,715,119	1,469,257	309,922	267,897

Contract owners’ equity at end of period	$5,087,018	4,182,645	50,482	42,637	1,802,394	1,715,119	347,953	309,922

CHANGE IN UNITS:
Beginning units	290,454	318,110	3,732	4,306	59,080	64,148	11,908	13,059
Units purchased	2,893	4,078	223	215	-	-	63	148
Units redeemed	(23,548)	(31,734)	(105)	(789)	(6,445)	(5,068)	(662)	(1,299)

Ending units	269,799	290,454	3,850	3,732	52,635	59,080	11,309	11,908

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LSC		MSI		GVDMA		GVDMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(23,537)	(30,363)	14,668	19,256	(34,010)	26,987	(10,310)	7,903
Realized gain (loss) on investments	(84,515)	(40,523)	6,618	10,157	(221,219)	51,061	(10,092)	(23,796)
Change in unrealized gain (loss) on investments	179,896	546,124	57,934	79,086	275,791	226,337	57,244	72,041
Reinvested capital gains	12,015	79,208	2,091	-	187,411	331,471	26,402	39,754

Net increase (decrease) in contract owners’ equity resulting from operations	83,859	554,446	81,311	108,499	207,973	635,856	63,244	95,902

Equity transactions:
Purchase payments received from contract owners (note 4)	134,674	149,125	10,896	43,338	308,854	396,761	90,769	115,749
Transfers between funds	(60,486)	(26,238)	152,155	54,624	(53,815)	(158,351)	7,397	105,458
Redemptions (notes 2, 3, and 4)	(318,551)	(230,378)	(62,294)	(382,289)	(749,560)	(414,689)	(108,100)	(241,238)
Adjustments to maintain reserves	12	15	26	(21)	20	(15)	2	5

Net equity transactions	(244,351)	(107,476)	100,783	(284,348)	(494,501)	(176,294)	(9,932)	(20,026)

Net change in contract owners’ equity	(160,492)	446,970	182,094	(175,849)	(286,528)	459,562	53,312	75,876
Contract owners’ equity at beginning of period	2,499,497	2,052,527	977,628	1,153,477	3,686,471	3,226,909	884,288	808,412

Contract owners’ equity at end of period	$2,339,005	2,499,497	1,159,722	977,628	3,399,943	3,686,471	937,600	884,288

CHANGE IN UNITS:
Beginning units	55,108	57,855	46,205	59,905	161,061	169,524	49,977	51,175
Units purchased	4,065	4,267	7,468	4,742	14,202	18,970	6,723	13,845
Units redeemed	(9,924)	(7,014)	(2,934)	(18,442)	(41,282)	(27,433)	(7,242)	(15,043)

Ending units	49,249	55,108	50,739	46,205	133,981	161,061	49,458	49,977

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDA		GVIDC		GVIDM		IDAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(14,477)	8,650	(8,004)	5,926	(35,202)	26,903	52,096	32,281
Realized gain (loss) on investments	(34,686)	(8,337)	(10)	(1,670)	(46,972)	(21,348)	(15,531)	8,503
Change in unrealized gain (loss) on investments	97,123	174,072	38,780	32,864	189,430	165,141	87,358	110,756
Reinvested capital gains	89,877	121,526	6,189	13,239	171,207	254,436	-	85,807

Net increase (decrease) in contract owners’ equity resulting from operations	137,837	295,911	36,955	50,359	278,463	425,132	123,923	237,347

Equity transactions:
Purchase payments received from contract owners (note 4)	164,612	207,010	30,919	38,260	332,839	367,592	25,461	41,434
Transfers between funds	(12,895)	(22,431)	31,345	17,185	(27,939)	(135,639)	(3,866)	(438)
Redemptions (notes 2, 3, and 4)	(227,956)	(440,756)	(153,458)	(33,386)	(290,309)	(268,888)	(156,549)	(78,767)
Adjustments to maintain reserves	31	(30)	15	(19)	7	(6)	27	(39)

Net equity transactions	(76,208)	(256,207)	(91,179)	22,040	14,598	(36,941)	(134,927)	(37,810)

Net change in contract owners’ equity	61,629	39,704	(54,224)	72,399	293,061	388,191	(11,004)	199,537
Contract owners’ equity at beginning of period	1,487,648	1,447,944	679,178	606,779	3,057,514	2,669,323	1,196,935	997,398

Contract owners’ equity at end of period	$1,549,277	1,487,648	624,954	679,178	3,350,575	3,057,514	1,185,931	1,196,935

CHANGE IN UNITS:
Beginning units	61,243	72,796	45,473	43,920	150,628	152,818	57,100	59,103
Units purchased	7,176	9,478	9,163	3,842	17,688	19,295	1,711	2,141
Units redeemed	(11,140)	(21,031)	(14,910)	(2,289)	(16,752)	(21,485)	(8,184)	(4,144)

Ending units	57,279	61,243	39,726	45,473	151,564	150,628	50,627	57,100

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IDCS		IDMAS		IDMCS		IDMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,292	6,664	131,451	84,855	12,458	8,846	112,513	69,788
Realized gain (loss) on investments	(372)	(849)	(14,147)	2,871	(509)	(1,604)	(8,760)	(1,619)
Change in unrealized gain (loss) on investments	22,338	30,274	172,757	268,178	22,269	40,770	156,984	284,784
Reinvested capital gains	-	1,452	-	206,292	-	8,791	-	105,166

Net increase (decrease) in contract owners’ equity resulting from operations	30,258	37,541	290,061	562,196	34,218	56,803	260,737	458,119

Equity transactions:
Purchase payments received from contract owners (note 4)	8,409	13,907	77,295	104,311	8,943	18,331	50,758	75,960
Transfers between funds	3,909	-	(3,052)	(727)	(11,197)	(36,007)	(36,059)	(22,782)
Redemptions (notes 2, 3, and 4)	(22,406)	(26,341)	(445,721)	(97,682)	(29,728)	(24,204)	(104,388)	(266,935)
Adjustments to maintain reserves	12	(13)	41	(37)	58	(21)	(9)	8

Net equity transactions	(10,076)	(12,447)	(371,437)	5,865	(31,924)	(41,901)	(89,698)	(213,749)

Net change in contract owners’ equity	20,182	25,094	(81,376)	568,061	2,294	14,902	171,039	244,370
Contract owners’ equity at beginning of period	442,685	417,591	3,083,634	2,515,573	442,019	427,117	2,840,083	2,595,713

Contract owners’ equity at end of period	$462,867	442,685	3,002,258	3,083,634	444,313	442,019	3,011,122	2,840,083

CHANGE IN UNITS:
Beginning units	27,412	28,177	147,423	147,174	24,416	26,865	147,288	159,027
Units purchased	1,079	909	4,129	5,534	528	2,194	5,573	4,270
Units redeemed	(1,630)	(1,674)	(22,055)	(5,285)	(2,289)	(4,643)	(10,179)	(16,009)

Ending units	26,861	27,412	129,497	147,423	22,655	24,416	142,682	147,288

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MMF		MMFR		NBF		NBIXA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(47,254)	14,909	(17,284)	5,287	14,037	18,120	1,402	2,502
Realized gain (loss) on investments	-	-	-	-	18,491	(5,772)	1,769	(366)
Change in unrealized gain (loss) on investments	-	-	-	-	8,655	65,578	9,360	13,294
Reinvested capital gains	-	-	-	-	29,339	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(47,254)	14,909	(17,284)	5,287	70,522	77,926	12,531	15,430

Equity transactions:
Purchase payments received from contract owners (note 4)	729,455	291,189	99,188	49,866	27,214	35,113	7,020	7,087
Transfers between funds	1,488,420	1,054,441	416,788	158,586	411,198	83,818	20,940	(419)
Redemptions (notes 2, 3, and 4)	(1,252,954)	(1,371,455)	(354,757)	(633,802)	(154,442)	(212,817)	(3,296)	(6,888)
Adjustments to maintain reserves	31	(23)	39	(43)	(34)	109	(1)	(12)

Net equity transactions	964,952	(25,848)	161,258	(425,393)	283,936	(93,777)	24,663	(232)

Net change in contract owners’ equity	917,698	(10,939)	143,974	(420,106)	354,458	(15,851)	37,194	15,198
Contract owners’ equity at beginning of period	3,626,650	3,637,589	1,658,341	2,078,447	1,087,334	1,103,185	247,989	232,791

Contract owners’ equity at end of period	$4,544,348	3,626,650	1,802,315	1,658,341	1,441,792	1,087,334	285,183	247,989

CHANGE IN UNITS:
Beginning units	161,050	161,834	163,972	204,741	13,920	15,659	14,392	14,410
Units purchased	141,747	68,028	107,970	38,083	16,386	1,553	6,141	459
Units redeemed	(98,353)	(68,812)	(92,060)	(78,852)	(8,439)	(3,292)	(4,821)	(477)

Ending units	204,444	161,050	179,882	163,972	21,867	13,920	15,712	14,392

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NF		NFA		NGF		NGFA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(12,975)	(8,791)	(5,331)	(5,038)	(197)	691	(2,087)	1,202
Realized gain (loss) on investments	178,050	165,741	75,891	17,966	(967)	5,987	(51,942)	(22,073)
Change in unrealized gain (loss) on investments	303,565	463,991	50,396	187,866	38,685	50,435	118,741	174,092
Reinvested capital gains	74,686	56,433	20,694	18,715	4,727	14,867	13,590	51,246

Net increase (decrease) in contract owners’ equity resulting from operations	543,326	677,374	141,650	219,509	42,248	71,980	78,302	204,467

Equity transactions:
Purchase payments received from contract owners (note 4)	100,904	80,714	34	-	-	-	23,962	30,703
Transfers between funds	(7,260)	(14,027)	(17,042)	(49)	-	-	16,177	78,725
Redemptions (notes 2, 3, and 4)	(335,427)	(363,836)	(184,742)	(41,240)	(8,714)	(37,335)	(162,582)	(127,591)
Adjustments to maintain reserves	(250)	(39)	39	(5)	64	(1,466)	26	(12)

Net equity transactions	(242,033)	(297,188)	(201,711)	(41,294)	(8,650)	(38,801)	(122,417)	(18,175)

Net change in contract owners’ equity	301,293	380,186	(60,061)	178,215	33,598	33,179	(44,115)	186,292
Contract owners’ equity at beginning of period	2,802,814	2,422,628	950,822	772,607	246,499	213,320	785,089	598,797

Contract owners’ equity at end of period	$3,104,107	2,802,814	890,761	950,822	280,097	246,499	740,974	785,089

CHANGE IN UNITS:
Beginning units	24,090	28,542	40,728	42,664	2,289	2,483	21,876	22,577
Units purchased	1,133	1,442	-	-	-	-	1,650	3,684
Units redeemed	(1,750)	(5,894)	(9,199)	(1,936)	(56)	(194)	(5,937)	(4,385)

Ending units	23,473	24,090	31,529	40,728	2,233	2,289	17,589	21,876

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NIIXA		NIPSIS		NIXR		NJMMA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$31	76	(1,369)	5,325	2,187	21,798	(38)	-
Realized gain (loss) on investments	17	11	8,183	1	34,138	55,620	2	-
Change in unrealized gain (loss) on investments	219	583	125,092	85,764	674,230	756,844	245	-
Reinvested capital gains	-	58	-	-	-	183,273	18	-

Net increase (decrease) in contract owners’ equity resulting from operations	267	728	131,906	91,090	710,555	1,017,535	227	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	47,049	55,571	191,177	199,273	943	-
Transfers between funds	-	-	23,844	(568)	126,295	37,530	4,868	-
Redemptions (notes 2, 3, and 4)	(18)	-	(82,860)	(92,246)	(253,276)	(517,507)	(467)	-
Adjustments to maintain reserves	12	(5)	52	(64)	28	(37)	(1)	-

Net equity transactions	(6)	(5)	(11,915)	(37,307)	64,224	(280,741)	5,343	-

Net change in contract owners’ equity	261	723	119,991	53,783	774,779	736,794	5,570	-
Contract owners’ equity at beginning of period	4,314	3,591	1,400,926	1,347,143	4,387,364	3,650,570	-	-

Contract owners’ equity at end of period	$4,575	4,314	1,520,917	1,400,926	5,162,143	4,387,364	5,570	-

CHANGE IN UNITS:
Beginning units	284	284	134,581	138,247	178,322	192,082	-	-
Units purchased	-	-	9,492	8,257	21,617	18,102	599	-
Units redeemed	-	-	(10,530)	(11,923)	(21,388)	(31,862)	(48)	-

Ending units	284	284	133,543	134,581	178,551	178,322	551	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NMCIXA		NSCIXA		NVMIG6		NVTIV3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,013)	(1,506)	(2,028)	(1,615)	(2,627)	(1,533)	192	2,944
Realized gain (loss) on investments	(17,040)	(13,316)	(23,941)	(24,738)	4,665	(11,548)	(2,983)	(1,337)
Change in unrealized gain (loss) on investments	83,114	138,915	97,596	84,871	54,780	91,177	15,346	67
Reinvested capital gains	19,565	30,779	-	26,106	169,464	21,517	-	21,781

Net increase (decrease) in contract owners’ equity resulting from operations	83,626	154,872	71,627	84,624	226,282	99,613	12,555	23,455

Equity transactions:
Purchase payments received from contract owners (note 4)	9,362	27,219	5,635	20,344	25,457	22,789	22,306	23,345
Transfers between funds	13,405	(2,422)	7,351	(8,469)	207,314	30,369	3,290	33,923
Redemptions (notes 2, 3, and 4)	(47,674)	(76,709)	(28,981)	(43,611)	(55,455)	(129,693)	(11,107)	(22,119)
Adjustments to maintain reserves	5	14	38	(21)	9	(8)	(5)	(14)

Net equity transactions	(24,902)	(51,898)	(15,957)	(31,757)	177,325	(76,543)	14,484	35,135

Net change in contract owners’ equity	58,724	102,974	55,670	52,867	403,607	23,070	27,039	58,590
Contract owners’ equity at beginning of period	769,409	666,435	427,388	374,521	378,798	355,728	248,698	190,108

Contract owners’ equity at end of period	$828,133	769,409	483,058	427,388	782,405	378,798	275,737	248,698

CHANGE IN UNITS:
Beginning units	21,793	23,398	14,288	15,457	27,699	34,099	15,765	13,396
Units purchased	856	1,346	647	987	15,382	4,527	2,229	3,947
Units redeemed	(1,642)	(2,951)	(1,291)	(2,156)	(4,630)	(10,927)	(1,155)	(1,578)

Ending units	21,007	21,793	13,644	14,288	38,451	27,699	16,839	15,765

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NBGF		NBGST		NBGT		NBPT
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(16,143)	(12,349)	(73,592)	(82,274)	(1,591)	(1,371)	(353)	935
Realized gain (loss) on investments	21,479	28,748	(43,990)	213,292	(748)	(6,343)	2,950	(165)
Change in unrealized gain (loss) on investments	316,993	288,947	1,112,690	1,106,149	35,903	41,475	7,406	17,526
Reinvested capital gains	119,733	76,897	250,607	356,998	12,863	8,014	283	2,919

Net increase (decrease) in contract owners’ equity resulting from operations	442,062	382,243	1,245,715	1,594,165	46,427	41,775	10,286	21,215

Equity transactions:
Purchase payments received from contract owners (note 4)	11,972	12,460	60,981	81,748	-	-	8,855	671
Transfers between funds	(557)	1,835	(327,643)	(472,236)	(2,311)	(47,135)	(43,423)	45,638
Redemptions (notes 2, 3, and 4)	(101,296)	(163,645)	(765,554)	(827,882)	(2,330)	(14,030)	(4,010)	(4,402)
Adjustments to maintain reserves	60	(31)	121	(114)	3	(39)	54	(34)

Net equity transactions	(89,821)	(149,381)	(1,032,095)	(1,218,484)	(4,638)	(61,204)	(38,524)	41,873

Net change in contract owners’ equity	352,241	232,862	213,620	375,681	41,789	(19,429)	(28,238)	63,088
Contract owners’ equity at beginning of period	1,391,357	1,158,495	6,529,782	6,154,101	145,223	164,652	143,291	80,203

Contract owners’ equity at end of period	$1,743,598	1,391,357	6,743,402	6,529,782	187,012	145,223	115,053	143,291

CHANGE IN UNITS:
Beginning units	24,979	28,044	99,042	119,203	4,990	7,659	5,272	3,540
Units purchased	288	1,192	2,375	2,003	-	14	350	1,899
Units redeemed	(1,701)	(4,257)	(18,331)	(22,164)	(147)	(2,683)	(1,906)	(167)

Ending units	23,566	24,979	83,086	99,042	4,843	4,990	3,716	5,272

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NBSRT		NLMB		PF		PMTRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,989)	(8,947)	3,793	3,248	6,084	11,176	13,455	30,990
Realized gain (loss) on investments	40,087	(6,325)	(398)	(1,460)	(25,014)	2,637	(23,430)	(14,647)
Change in unrealized gain (loss) on investments	66,917	185,664	1,606	4,692	255,120	403,419	54,677	70,546
Reinvested capital gains	46,515	104,908	-	-	6,173	50,535	57,168	1,121

Net increase (decrease) in contract owners’ equity resulting from operations	146,530	275,300	5,001	6,480	242,363	467,767	101,870	88,010

Equity transactions:
Purchase payments received from contract owners (note 4)	46,924	41,754	6,958	6,933	101,338	48,329	52,944	35,119
Transfers between funds	(23,483)	(5,790)	(4,726)	(15,843)	(94,436)	27,136	6,608	53,343
Redemptions (notes 2, 3, and 4)	(621,218)	(141,691)	(2,621)	(26,258)	(187,104)	(243,693)	(114,320)	(139,606)
Adjustments to maintain reserves	7	(55)	16	(11)	30	(2)	246	(45)

Net equity transactions	(597,770)	(105,782)	(373)	(35,179)	(180,172)	(168,230)	(54,522)	(51,189)

Net change in contract owners’ equity	(451,240)	169,518	4,628	(28,699)	62,191	299,537	47,348	36,821
Contract owners’ equity at beginning of period	1,341,970	1,172,452	236,045	264,744	2,448,168	2,148,631	1,373,239	1,336,418

Contract owners’ equity at end of period	$890,730	1,341,970	240,673	236,045	2,510,359	2,448,168	1,420,587	1,373,239

CHANGE IN UNITS:
Beginning units	44,276	48,027	15,767	18,154	33,496	35,961	64,422	66,710
Units purchased	1,642	1,596	498	482	1,456	1,130	20,509	6,038
Units redeemed	(20,747)	(5,347)	(528)	(2,869)	(4,553)	(3,595)	(22,389)	(8,326)

Ending units	25,171	44,276	15,737	15,767	30,399	33,496	62,542	64,422

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PUGOA		PUIGA		VRTAA		SACSA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,099)	(795)	(7)	15	(4,209)	95	(20,217)	(23,841)
Realized gain (loss) on investments	557	1,450	6	3	17,913	939	(125,514)	(35,843)
Change in unrealized gain (loss) on investments	25,300	15,523	485	1,057	157,863	73,421	242,944	257,219
Reinvested capital gains	3,417	2,604	85	-	11,925	6,727	83,248	221,479

Net increase (decrease) in contract owners’ equity resulting from operations	28,175	18,782	569	1,075	183,492	81,182	180,461	419,014

Equity transactions:
Purchase payments received from contract owners (note 4)	579	372	-	-	65,242	24,588	21,031	29,365
Transfers between funds	8,199	(3,331)	-	-	89,089	467,613	(273,865)	(2,299)
Redemptions (notes 2, 3, and 4)	(215)	(289)	(1)	-	(94,154)	(10,490)	(90,454)	(248,814)
Adjustments to maintain reserves	-	(17)	-	(2)	123	(245)	10	11

Net equity transactions	8,563	(3,265)	(1)	(2)	60,300	481,466	(343,278)	(221,737)

Net change in contract owners’ equity	36,738	15,517	568	1,073	243,792	562,648	(162,817)	197,277
Contract owners’ equity at beginning of period	70,634	55,117	5,607	4,534	562,648	-	1,908,830	1,711,553

Contract owners’ equity at end of period	$107,372	70,634	6,175	5,607	806,440	562,648	1,746,013	1,908,830

CHANGE IN UNITS:
Beginning units	3,883	4,083	265	265	48,073	-	134,988	151,992
Units purchased	452	23	-	-	11,387	48,972	5,537	6,665
Units redeemed	(12)	(223)	-	-	(6,996)	(899)	(32,191)	(23,669)

Ending units	4,323	3,883	265	265	52,464	48,073	108,334	134,988

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SGRA		WFAIVD		WFENAD		WFLCCA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,901)	(9,138)	275	(1,517)	(1,712)	(1,376)	(196)	579
Realized gain (loss) on investments	(13,813)	(84,132)	(524)	5,806	9,339	2,559	(2,179)	3,742
Change in unrealized gain (loss) on investments	219,176	238,069	(10,095)	96,516	38,888	24,785	(7,594)	4,378
Reinvested capital gains	113,270	82,287	-	52,801	14,988	6,226	14,031	19,748

Net increase (decrease) in contract owners’ equity resulting from operations	309,732	227,086	(10,344)	153,606	61,503	32,194	4,062	28,447

Equity transactions:
Purchase payments received from contract owners (note 4)	3,127	3,199	6,197	7,740	3,745	3,170	1,771	2,491
Transfers between funds	(45,136)	(100,816)	53	(73)	63,678	(1,795)	(6,301)	(13,073)
Redemptions (notes 2, 3, and 4)	(68,142)	(94,732)	(51,514)	(38,332)	(18,548)	(18,845)	(8,115)	(9,264)
Adjustments to maintain reserves	6,991	(13)	15	(14)	56	(12)	(19)	33

Net equity transactions	(103,160)	(192,362)	(45,249)	(30,679)	48,931	(17,482)	(12,664)	(19,813)

Net change in contract owners’ equity	206,572	34,724	(55,593)	122,927	110,434	14,712	(8,602)	8,634
Contract owners’ equity at beginning of period	726,397	691,673	629,180	506,253	100,888	86,176	123,417	114,783

Contract owners’ equity at end of period	$932,969	726,397	573,587	629,180	211,322	100,888	114,815	123,417

CHANGE IN UNITS:
Beginning units	41,316	53,322	33,125	34,873	6,079	7,187	8,525	9,994
Units purchased	543	1,880	353	454	3,029	288	194	217
Units redeemed	(5,820)	(13,886)	(3,253)	(2,202)	(949)	(1,396)	(1,289)	(1,686)

Ending units	36,039	41,316	30,225	33,125	8,159	6,079	7,430	8,525

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WFLGA		VKGA		PBF
	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(35,420)	(30,862)	(16,000)	(53,599)	-	(404)
Realized gain (loss) on investments	(10,657)	(67,242)	(445,460)	44,681	-	(9,425)
Change in unrealized gain (loss) on investments	393,291	492,529	145,242	283,432	-	37,903
Reinvested capital gains	397,916	222,772	-	856,226	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	745,130	617,197	(316,218)	1,130,740	-	28,074

Equity transactions:
Purchase payments received from contract owners (note 4)	59,375	61,773	65,093	141,443	-	1,464
Transfers between funds	(59,836)	38,448	(4,136,088)	(4,192)	-	(464,909)
Redemptions (notes 2, 3, and 4)	(60,789)	(328,540)	(83,713)	(327,848)	-	(3,632)
Adjustments to maintain reserves	18	(13)	63	(34)	-	5

Net equity transactions	(61,232)	(228,332)	(4,154,645)	(190,631)	-	(467,072)

Net change in contract owners’ equity	683,898	388,865	(4,470,863)	940,109	-	(438,998)
Contract owners’ equity at beginning of period	2,473,272	2,084,407	4,470,863	3,530,754	-	438,998

Contract owners’ equity at end of period	$3,157,170	2,473,272	-	4,470,863	-	-

CHANGE IN UNITS:
Beginning units	152,808	168,676	95,356	99,682	-	14,653
Units purchased	4,414	9,340	1,629	5,264	-	47
Units redeemed	(7,684)	(25,208)	(96,985)	(9,590)	-	(14,700)

Ending units	149,538	152,808	-	95,356	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ABERDEEN FUNDS

Aberdeen Global Absolute Return Strategies Fund - Institutional Service Class (ADGFIS)

Aberdeen U.S. Sustainable Leaders Fund - Institutional Service Class (ADUES)

Aberdeen U.S. Small Cap Equity Fund - Class A (PRSCA)

AMERICAN CENTURY INVESTORS, INC.

American Century Disciplined Core Value Fund - Class A (ACIGA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II (ACVI2)

American Century Short-Term Government Fund: Investor Class (BSTG)

American Century Disciplined Core Value Fund - Investor Class (IGF)

American Century Growth Fund: Investor Class (TCG)

American Century International Growth Fund: Class A (TCIGA)

American Century International Growth Fund: Investor Class (TCIGR)

American Century Ultra(R) Fund: Investor Class (TCUL)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)

BNY Mellon Core Plus Fund - Class A (DMICPA)

BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)

BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)

BNY Mellon S&P 500 Index Fund (DSPI)

BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)

DELAWARE FUNDS BY MACQUARIE

Delaware High-Yield Opportunities Fund: Institutional Class (DWHYOI)

FEDERATED HERMES, INC.

Federated Hermes Corporate Bond Fund - Class F Shares (FBDF)

Federated Hermes Equity Income Fund - Class F Shares (FEQIF)

Federated Hermes Opportunistic High Yield Bond Fund - Service Shares (FHYT)

Federated Hermes Intermediate Corporate Bond Fund: Service Shares (FIIF)

FIDELITY INVESTMENTS

Fidelity Advisor Balanced Fund - Class M (FAB)

Fidelity Advisor Balanced Fund: Class A (FABA)

Fidelity Advisor Equity Growth Fund: Class A (FAEGA)

Fidelity Advisor Equity Income Fund - Class M (FAEI)

Fidelity Advisor Equity Income Fund: Class A (FAEIA)

Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)

Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)

Fidelity Advisor High Income Advantage Fund - Class M (FAHY)

Fidelity Asset Manager 50% (FAM)

Fidelity Advisor Overseas Fund: Class A (FAOA)

Fidelity Capital & Income Fund (FCI)

Fidelity Equity-Income Fund (FEI)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Magellan(R) Fund (FMG)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Puritan Fund (FPR)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Mutual U.S. Value Fund - Class A (FRBSI)

Franklin Small-Mid Cap Growth Fund: Class A (FSCG)

Templeton Foreign Fund - Class A (TFF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)

INVESCO INVESTMENTS

Invesco Real Estate Fund: Class A (AREA)

Invesco Small Cap Growth Fund: Investor Class (ASCGI)

Invesco Capital Appreciation Fund - Class A (OCAF)

Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)

Invesco Global Fund - Class A (OGF)

Invesco Global Strategic Income Fund - Class A (OSI)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Equity and Income Fund: Class A (VKEIA)

Invesco Growth and Income Fund: Class A (VKGIA)

IVY INVESTMENTS

Ivy Small Cap Growth Fund - Class A (WRSCGA)

JANUS HENDERSON INVESTORS

Janus Henderson Forty Fund - Class T (JAFRT)

Janus Henderson Balanced Fund: Class S (JBS)

Janus Henderson Research Fund - Class T (JMERC)

Janus Henderson Overseas Fund - Class S (JOS)

Janus Henderson Global Research Fund - Class T (JWF)

Janus Henderson Global Research Fund - Class S (JWS)

LAZARD FUNDS

Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)

Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)

Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)

Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)

Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)

Nationwide Government Money Market Fund - Investor Shares (MMF)

Nationwide Government Money Market Fund - Service Class (MMFR)

Nationwide Bond Fund - Institutional Service Class (NBF)

Nationwide Bond Index Fund: Class A (NBIXA)

Nationwide Fund - Institutional Service Class (NF)

Nationwide Fund - Class A (NFA)

Nationwide Mellon Dynamic U.S. Core Fund - Class R6 (NGF)

Nationwide Mellon Dynamic U.S. Core Fund - Class A (NGFA)

Nationwide International Index Fund: Class A (NIIXA)

Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)

Nationwide S&P 500 Index Fund: Service Class (NIXR)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)

Nationwide Small Cap Index Fund: Class A (NSCIXA)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)*

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)*

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Guardian Fund - Investor Class (NBGF)

Neuberger Berman Genesis Fund - Trust Class (NBGST)

Neuberger Berman Guardian Fund - Trust Class (NBGT)

Neuberger Berman Large Cap Value Fund - Trust Class (NBPT)

Neuberger Berman Sustainable Equity Fund: Trust Class (NBSRT)

Neuberger Berman - Short Duration Bond Fund - Investor Class (NLMB)

Neuberger Berman Large Cap Value Fund - Investor Class (PF)

PIMCO FUNDS

PIMCO Total Return Fund: Class A (PMTRA)

PUTNAM INVESTMENTS

Putnam Growth Opportunities Fund - Class A (PUGOA)

Putnam International Equity Fund: Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Tactical Allocation Fund - Class A (VRTAA)

WELLS FARGO FUNDS

Wells Fargo Common Stock Fund - Class A (SACSA)

Wells Fargo Growth Fund - Class A (SGRA)

Wells Fargo Classic Value Fund - Administrative Class (WFAIVD)

Wells Fargo Enterprise Fund - Class A (WFENAD)

Wells Fargo Large Cap Core Fund - Class A (WFLCCA)

Wells Fargo Large Cap Growth Fund - Class A (WFLGA)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)	04/17/2020
Virtus Tactical Allocation Fund - Class A (VRTAA)	01/25/2019
Virtus Strategic Allocation Fund - Class A (PBF)		01/25/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
VKGA	Invesco Mid Cap Growth Fund: Class A (VKGA)	ODMCGA	Invesco Discovery Mid Cap Growth Fund - Class A	04/17/2020

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ADUES	Aberdeen U.S. Sustainable Leaders Fund - Institutional Service Class	Aberdeen U.S. Multi-Cap Equity Fund - Institutional Service Class	12/01/2020
ACIGA	American Century Disciplined Core Value Fund - Class A	American Century Income & Growth Fund: Class A	09/25/2020
IGF	American Century Disciplined Core Value Fund - Investor Class	American Century Income & Growth: Investor Class	09/25/2020
OCAF	Invesco Capital Appreciation Fund - Class A	Invesco Oppenheimer Capital Appreciation Fund - Class A	09/30/2020
ODMCGA	Invesco Discovery Mid Cap Growth Fund - Class A	Invesco Oppenheimer Discovery Mid Cap Growth Fund - Class A	09/30/2020
OGF	Invesco Global Fund - Class A	Invesco Oppenheimer Global Fund - Class A	09/30/2020
OSI	Invesco Global Strategic Income Fund - Class A	Invesco Oppenheimer Global Strategic Income Fund - Class A	09/30/2020
MSI	MFS Income Fund - Class A	MFS(R) Strategic Income Fund: Class A	07/01/2020
NGF	Nationwide Mellon Dynamic U.S. Core Fund - Class R6	Nationwide Dynamic U.S. Growth Fund - Class R6	02/27/2020
NGFA	Nationwide Mellon Dynamic U.S. Core Fund - Class A	Nationwide Dynamic U.S. Growth Fund - Class A	02/27/2020
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	05/01/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	05/01/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	05/01/2020
NVMIG6	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	05/01/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	05/01/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 2.55%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.70% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Maximum Guaranteed Lifetime Withdrawal Fee - assessed annually as a percentage of the benefit base through a reduction in unit values	1.20%
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Seven Year CDSC Option	0.25%
Five Year CDSC Option	0.10%
Reduced Purchase Payment Option	0.25% - 0.30%
Five-Year Reset Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $236,656 and $357,815, respectively, and total transfers from the Separate Account to the fixed account were $1,147,249 and $1,284,383, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$215,600,391	$-	$-	$215,600,391

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ADGFIS	$19,825	$81,289
ADUES	224,021	361,461
PRSCA	146,022	195,309
ACIGA	230,993	61,568
ACVI2	63,407	72,191
BSTG	106,579	171,759
IGF	583,492	444,060
TCG	427,319	899,110
TCIGA	2,402	5,033
TCIGR	15,344	29,019
TCUL	561,696	1,939,116
DAF	203,198	264,651
DMICPA	370,802	187,667
DPBOZ	30,873	71,755
DROSC	110	17,276
DSPI	1,845,985	2,189,492
DTC	26,008	69,405
DWHYOI	87,673	156,385
FBDF	178,905	308,148
FEQIF	104	116
FHYT	171,220	352,551
FIIF	23,983	32,261
FAB	120,940	95,256
FABA	7,426	3,312
FAEGA	161,514	57,235
FAEI	80,334	145,481
FAEIA	52,999	103,168
FAGO	886,171	709,918
FAGOA	622,707	493,186
FAHY	20,684	13,305
FAM	68,283	178,130
FAOA	-	8
FCI	10,971	4,363
FEI	249,080	327,305
FHIP	91	802
FMG	148,613	828,704
FO2	121,521	163,382

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FPR	877,494	886,923
FRBSI	66,470	133,827
FSCG	207,700	100,353
TFF	7,568	32,209
TIF2	95,498	59,111
TMSF	190,306	305,367
AREA	76,944	102,148
ASCGI	143,260	31,554
OCAF	54,692	99,334
ODMCGA	4,395,418	353,179
OGF	209,750	374,246
OSI	25,546	20,330
OVGSS	489,539	781,978
VKEIA	1,196	2,929
VKGIA	48,876	36,458
WRSCGA	46,095	51,503
JAFRT	1,795,025	1,361,051
JBS	142,408	380,962
JMERC	161,276	377,227
JOS	2,289	1,306
JWF	63,966	212,378
JWS	12,033	20,530
LSC	130,177	386,061
MSI	235,392	117,877
GVDMA	425,871	766,991
GVDMC	127,390	121,231
GVIDA	231,449	232,287
GVIDC	134,961	227,971
GVIDM	447,153	296,557
IDAS	90,597	173,454
IDCS	27,774	29,569
IDMAS	221,622	461,649
IDMCS	24,731	44,254
IDMS	228,463	205,638
MMF	2,612,799	1,695,133
MMFR	943,526	799,591
NBF	657,454	330,110
NBIXA	114,211	88,144
NF	194,412	374,483
NFA	26,070	212,464
NGF	7,633	11,818
NGFA	69,714	180,654
NIIXA	72	60
NIPSIS	98,680	112,014
NIXR	529,829	463,448
NJMMA2	5,824	501
NMCIXA	46,645	54,000
NSCIXA	16,723	34,748
NVMIG6	412,061	67,909
NVTIV3	30,292	15,611
NBGF	136,657	122,947
NBGST	316,822	1,172,035
NBGT	13,098	6,467
NBPT	10,432	49,081
NBSRT	88,867	647,116
NLMB	13,244	9,840
PF	122,640	290,585
PMTRA	549,906	534,051
PUGOA	12,069	1,187
PUIGA	154	75

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

VRTAA	139,456	71,564
SACSA	126,061	406,317
SGRA	121,542	120,367
WFAIVD	10,822	55,811
WFENAD	86,418	24,267
WFLCCA	17,459	16,270
WFLGA	486,218	184,972
VKGA	39,366	4,210,074

	$27,367,400	$32,185,333

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Aberdeen Global Absolute Return Strategies Fund - Institutional Service Class (ADGFIS)
2020			1.30%	31,525			$12.31	$388,115	0.22%			4.99%
2019			1.30%	36,198			11.73	424,472	3.35%			5.87%
2018			1.30%	34,972			11.08	387,374	4.55%			-0.35%
2017			1.30%	38,123			11.12	423,751	0.00%			0.30%
2016			1.30%	45,021			11.08	498,906	0.00%			9.20%
Aberdeen U.S. Sustainable Leaders Fund - Institutional Service Class (ADUES)
2020			1.30%	48,017			31.80	1,527,120	0.00%			24.16%
2019			1.30%	57,439			25.62	1,471,309	0.25%			35.14%
2018			1.30%	64,397			18.95	1,220,581	0.33%			-7.72%
2017			1.30%	76,645			20.54	1,574,206	0.44%			19.39%
2016			1.30%	84,286			17.20	1,449,982	0.27%			9.46%
Aberdeen U.S. Small Cap Equity Fund - Class A (PRSCA)
2020	0.95%	to	1.50%	24,320	59.03	to	52.61	1,592,010	0.00%	25.74%	to	25.05%
2019	0.95%	to	1.50%	26,748	46.94	to	42.07	1,389,822	0.00%	23.53%	to	22.84%
2018	0.95%	to	1.50%	31,858	38.00	to	34.25	1,351,623	0.01%	-14.19%	to	-14.67%
2017	0.95%	to	1.50%	37,216	44.29	to	40.14	1,853,224	0.00%	9.98%	to	9.37%
2016	0.95%	to	1.50%	44,273	40.27	to	36.70	2,019,370	0.00%	22.10%	to	21.42%
American Century Disciplined Core Value Fund - Class A (ACIGA)
2020	0.95%	to	1.90%	64,070	24.60	to	20.16	1,495,976	1.68%	10.54%	to	9.48%
2019	0.95%	to	1.90%	65,158	22.25	to	18.41	1,380,115	1.82%	22.54%	to	21.37%
2018	0.95%	to	1.90%	67,685	18.16	to	15.17	1,171,845	1.59%	-7.99%	to	-8.87%
2017	0.95%	to	1.90%	74,206	19.74	to	16.65	1,400,651	2.06%	19.15%	to	18.01%
2016	0.95%	to	1.90%	94,876	16.56	to	14.11	1,514,365	2.10%	12.23%	to	11.15%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II (ACVI2)
2020	0.95%	to	1.65%	95,299	14.89	to	14.30	1,391,359	0.38%	24.46%	to	23.58%
2019	0.95%	to	1.65%	96,842	11.96	to	11.57	1,140,160	0.73%	26.92%	to	26.03%
2018	0.95%	to	1.65%	102,286	9.43	to	9.18	952,173	1.12%	-16.10%	to	-16.70%
2017	0.95%	to	1.65%	102,279	11.24	to	11.03	1,138,808	0.77%	29.70%	to	28.78%
2016	0.95%	to	1.65%	111,506	8.66	to	8.56	960,598	0.93%	-6.45%	to	-7.11%
American Century Short-Term Government Fund: Investor Class (BSTG)
2020	0.95%	to	1.90%	52,758	13.67	to	11.20	983,375	0.71%	2.37%	to	1.38%
2019	0.95%	to	1.90%	56,103	13.36	to	11.05	1,022,212	1.82%	1.94%	to	0.96%
2018	0.95%	to	1.90%	37,634	13.10	to	10.95	783,804	1.71%	0.15%	to	-0.82%
2017	0.95%	to	1.90%	55,752	13.08	to	11.04	1,016,116	1.04%	-0.74%	to	-1.69%
2016	0.95%	to	1.90%	58,445	13.18	to	11.23	1,106,816	0.62%	-0.54%	to	-1.49%
American Century Disciplined Core Value Fund - Investor Class (IGF)
2020			1.30%	68,880			48.88	3,366,863	1.91%			10.43%
2019			1.30%	75,949			44.26	3,361,848	2.05%			22.37%
2018			1.30%	89,131			36.17	3,224,148	1.84%			-8.07%
2017			1.30%	96,144			39.35	3,783,285	2.40%			19.06%
2016			1.30%	105,004			33.05	3,470,406	2.37%			12.09%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Growth Fund: Investor Class (TCG)
2020	0.95%	to	1.50%	52,292	30.04	to	26.77	7,348,924	0.14%	33.93%	to	33.18%
2019	0.95%	to	1.50%	76,342	22.43	to	20.10	6,228,712	0.26%	34.11%	to	33.37%
2018	0.95%	to	1.50%	79,178	16.72	to	15.07	4,983,594	0.22%	-2.57%	to	-3.11%
2017	0.95%	to	1.50%	85,239	17.17	to	15.56	5,690,181	0.17%	28.86%	to	28.14%
2016	0.95%	to	1.50%	90,504	13.32	to	12.14	4,732,920	0.56%	3.17%	to	2.59%
American Century International Growth Fund: Class A (TCIGA)
2020	1.10%	to	1.50%	3,543	16.62	to	15.28	56,555	0.00%	23.90%	to	23.40%
2019	1.10%	to	1.50%	3,941	13.41	to	12.38	50,729	0.00%	26.67%	to	26.16%
2018	1.10%	to	1.50%	4,027	10.59	to	9.82	41,018	0.65%	-16.70%	to	-17.03%
2017	1.10%	to	1.50%	5,455	12.71	to	11.83	67,163	0.71%	29.29%	to	28.77%
2016	0.95%	to	1.50%	5,517	10.08	to	9.19	52,633	0.22%	-6.94%	to	-7.45%
American Century International Growth Fund: Investor Class (TCIGR)
2020			1.30%	7,395			48.40	357,909	0.02%			23.96%
2019			1.30%	7,942			39.04	310,076	0.08%			26.70%
2018			1.30%	9,197			30.82	283,411	0.97%			-16.61%
2017			1.30%	9,496			36.95	350,919	0.88%			29.34%
2016			1.30%	11,403			28.57	325,813	0.45%			-7.00%
American Century Ultra(R) Fund: Investor Class (TCUL)
2020	0.95%	to	1.65%	153,239	34.51	to	29.81	11,002,720	0.00%	48.35%	to	47.31%
2019	0.95%	to	1.65%	188,556	23.26	to	20.23	8,803,898	0.00%	33.32%	to	32.38%
2018	0.95%	to	1.65%	208,758	17.45	to	15.29	7,182,418	0.00%	-0.30%	to	-1.01%
2017	0.95%	to	1.65%	228,414	17.50	to	15.44	7,958,662	0.16%	30.65%	to	29.73%
2016	0.95%	to	1.65%	252,800	13.40	to	11.90	6,735,832	0.27%	3.39%	to	2.66%
BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)
2020	0.95%	to	1.90%	87,442	30.57	to	25.05	2,980,573	0.67%	22.83%	to	21.65%
2019	0.95%	to	1.90%	93,055	24.89	to	20.59	2,599,160	1.01%	33.86%	to	32.58%
2018	0.95%	to	1.90%	108,536	18.59	to	15.53	2,290,142	1.14%	-7.28%	to	-8.17%
2017	0.95%	to	1.90%	120,151	20.05	to	16.92	2,737,977	1.18%	25.44%	to	24.24%
2016	0.95%	to	1.90%	141,580	15.99	to	13.61	2,582,813	1.46%	6.22%	to	5.20%
BNY Mellon Core Plus Fund - Class A (DMICPA)
2020			1.30%	106,789			11.93	1,274,348	2.25%			7.95%
2019			1.30%	92,385			11.05	1,021,273	2.89%			9.43%
2018			1.30%	87,613			10.10	885,028	2.83%			1.02%	****
BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)
2020	0.95%	to	1.60%	25,798	22.41	to	20.16	545,329	0.88%	9.51%	to	8.80%
2019	0.95%	to	1.60%	29,000	20.46	to	18.53	562,067	1.43%	19.05%	to	18.27%
2018	0.95%	to	1.60%	31,957	17.19	to	15.67	522,469	1.13%	-4.92%	to	-5.55%
2017	0.95%	to	1.60%	49,698	18.08	to	16.59	858,446	0.99%	10.66%	to	9.94%
2016	0.95%	to	1.60%	59,877	16.34	to	15.09	937,832	1.44%	9.13%	to	8.42%
BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)
2020	0.95%	to	1.50%	1,949	28.93	to	27.50	54,046	0.21%	17.85%	to	17.20%
2019	0.95%	to	1.50%	2,712	24.55	to	23.47	64,379	0.17%	19.96%	to	19.30%
2018	0.95%	to	1.50%	2,955	20.46	to	19.67	58,881	0.00%	-20.27%	to	-20.71%
2017	0.95%	to	1.50%	5,806	25.66	to	24.81	144,922	0.00%	23.01%	to	22.33%
2016	0.95%	to	1.50%	5,445	20.86	to	20.28	111,087	0.00%	15.38%	to	14.74%
BNY Mellon S&P 500 Index Fund (DSPI)
2020			1.30%	160,456			90.73	14,558,334	1.41%			16.24%
2019			1.30%	184,395			78.05	14,392,848	1.59%			29.17%
2018			1.30%	194,994			60.43	11,783,260	1.45%			-6.12%
2017			1.30%	210,963			64.37	13,579,094	1.56%			19.68%
2016			1.30%	219,191			53.78	11,788,858	1.74%			9.90%
BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)
2020	0.95%	to	1.45%	12,325	20.81	to	18.74	459,298	0.83%	23.04%	to	22.42%
2019	0.95%	to	1.45%	13,266	16.91	to	15.31	430,399	1.25%	32.73%	to	32.06%
2018	0.95%	to	1.45%	14,116	12.74	to	11.59	352,255	1.62%	-5.33%	to	-5.81%
2017	0.95%	to	1.45%	17,526	13.46	to	12.31	442,537	0.87%	14.07%	to	13.50%
2016	0.95%	to	1.45%	21,203	11.80	to	10.84	519,557	0.97%	9.03%	to	8.48%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware High-Yield Opportunities Fund: Institutional Class (DWHYOI)
2020			1.30%	30,650			23.99	735,339	5.55%			5.85%
2019			1.30%	35,104			22.67	795,652	5.67%			14.66%
2018			1.30%	34,618			19.77	684,311	5.91%			-5.62%
2017			1.30%	36,769			20.95	770,131	5.47%			5.89%
2016			1.30%	40,079			19.78	792,791	5.85%			12.01%
Federated Hermes Corporate Bond Fund - Class F Shares (FBDF)
2020	0.95%	to	2.05%	58,988	28.78	to	22.85	1,709,016	3.27%	7.79%	to	6.60%
2019	0.95%	to	2.05%	64,676	26.70	to	21.43	1,748,450	3.70%	12.77%	to	11.52%
2018	0.95%	to	2.05%	61,571	23.67	to	19.22	1,484,125	3.61%	-3.87%	to	-4.95%
2017	0.95%	to	2.05%	64,641	24.63	to	20.22	1,626,308	3.80%	5.61%	to	4.44%
2016	0.95%	to	2.05%	68,476	23.32	to	19.36	1,635,121	4.06%	7.21%	to	6.03%
Federated Hermes Equity Income Fund - Class F Shares (FEQIF)
2020			1.20%	626			17.94	11,228	1.07%			4.83%
2019			1.20%	626			17.11	10,710	1.90%			19.55%
2018			1.20%	626			14.31	8,959	1.36%			-13.01%
2017	1.20%	to	1.25%	1,838	16.45	to	16.31	30,082	1.83%	14.43%	to	14.37%
2016	1.20%	to	1.25%	1,838	14.38	to	14.26	26,297	2.06%	7.91%	to	7.86%
Federated Hermes Opportunistic High Yield Bond Fund - Service Shares (FHYT)
2020	0.95%	to	1.90%	58,480	31.27	to	25.62	1,667,768	5.00%	5.67%	to	4.66%
2019	0.95%	to	1.90%	67,741	29.59	to	24.48	1,833,647	4.98%	14.19%	to	13.10%
2018	0.95%	to	1.90%	66,418	25.91	to	21.65	1,583,372	5.33%	-5.59%	to	-6.50%
2017	0.95%	to	1.90%	70,919	27.45	to	23.15	1,796,306	4.64%	6.42%	to	5.40%
2016	0.95%	to	1.90%	97,140	25.79	to	21.96	2,371,595	4.96%	13.39%	to	12.30%
Federated Hermes Intermediate Corporate Bond Fund: Service Shares (FIIF)
2020	0.95%	to	1.90%	12,663	21.20	to	17.44	250,284	2.28%	6.37%	to	5.35%
2019	0.95%	to	1.90%	13,257	19.93	to	16.55	246,759	2.71%	8.39%	to	7.35%
2018	0.95%	to	1.90%	11,498	18.38	to	15.42	198,523	2.85%	-1.68%	to	-2.63%
2017	0.95%	to	1.90%	14,555	18.70	to	15.84	255,459	2.83%	3.06%	to	2.08%
2016	0.95%	to	1.90%	16,228	18.14	to	15.51	278,392	2.99%	2.67%	to	1.69%
Fidelity Advisor Balanced Fund - Class M (FAB)
2020			1.30%	27,476			39.60	1,088,186	0.80%			20.23%
2019			1.30%	27,667			32.94	911,360	1.11%			21.79%
2018			1.30%	31,095			27.05	841,037	0.94%			-5.89%
2017			1.30%	36,522			28.74	1,049,605	0.88%			14.28%
2016			1.30%	71,592			25.15	1,800,335	0.98%			5.32%
Fidelity Advisor Balanced Fund: Class A (FABA)
2020	0.95%	to	1.45%	6,303	29.53	to	26.60	177,024	1.07%	20.95%	to	20.34%
2019	0.95%	to	1.45%	6,361	24.42	to	22.10	148,093	1.39%	22.58%	to	21.96%
2018	0.95%	to	1.50%	6,693	19.92	to	17.95	127,273	1.23%	-5.36%	to	-5.89%
2017	0.95%	to	1.50%	6,759	21.05	to	19.08	136,156	1.24%	14.99%	to	14.35%
2016	0.95%	to	1.50%	6,912	18.30	to	16.68	121,388	1.19%	5.91%	to	5.33%
Fidelity Advisor Equity Growth Fund: Class A (FAEGA)
2020	0.95%	to	1.65%	46,729	31.59	to	27.37	1,399,944	0.00%	42.06%	to	41.06%
2019	0.95%	to	1.65%	48,026	22.24	to	19.40	1,016,248	0.00%	32.41%	to	31.48%
2018	0.95%	to	1.65%	55,280	16.80	to	14.76	882,218	0.00%	-1.40%	to	-2.10%
2017	0.95%	to	1.65%	63,200	17.03	to	15.07	1,020,992	0.00%	33.57%	to	32.63%
2016	0.95%	to	1.65%	63,534	12.75	to	11.37	771,145	0.00%	-0.66%	to	-1.36%
Fidelity Advisor Equity Income Fund - Class M (FAEI)
2020			1.30%	33,344			40.57	1,352,666	2.15%			-0.33%
2019			1.30%	35,561			40.70	1,447,376	2.12%			25.21%
2018			1.30%	36,603			32.51	1,189,815	1.99%			-11.77%
2017			1.30%	47,085			36.84	1,734,666	1.47%			10.58%
2016			1.30%	50,422			33.32	1,679,949	1.72%			15.75%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Advisor Equity Income Fund: Class A (FAEIA)
2020	0.95%	to	1.90%	50,072	28.03	to	22.97	1,308,186	2.47%	0.26%	to	-0.70%
2019	0.95%	to	1.90%	52,922	27.96	to	23.13	1,382,899	2.36%	25.97%	to	24.76%
2018	0.95%	to	1.90%	63,901	22.19	to	18.54	1,331,028	2.30%	-11.26%	to	-12.12%
2017	0.95%	to	1.90%	78,326	25.01	to	21.10	1,843,389	1.70%	11.23%	to	10.17%
2016	0.95%	to	1.90%	89,257	22.49	to	19.15	1,901,457	2.00%	16.45%	to	15.34%
Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)
2020			1.30%	82,936			84.06	6,971,213	0.00%			66.01%
2019			1.30%	84,646			50.63	4,285,861	0.00%			38.13%
2018			1.30%	85,469			36.66	3,132,940	0.00%			12.33%
2017			1.30%	90,186			32.63	2,943,047	0.00%			32.63%
2016			1.30%	85,084			24.61	2,093,521	0.00%			-1.57%
Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)
2020	0.95%	to	1.50%	37,492	51.49	to	45.89	1,817,797	0.00%	67.01%	to	66.08%
2019	0.95%	to	1.50%	37,434	30.83	to	27.63	1,092,051	0.00%	38.93%	to	38.16%
2018	0.95%	to	1.50%	30,026	22.19	to	20.00	632,498	0.00%	12.99%	to	12.36%
2017	0.95%	to	1.50%	33,568	19.64	to	17.80	628,547	0.00%	33.41%	to	32.67%
2016	0.95%	to	1.50%	32,143	14.72	to	13.42	453,000	0.00%	-1.01%	to	-1.55%
Fidelity Advisor High Income Advantage Fund - Class M (FAHY)
2020	0.95%	to	1.90%	13,949	35.20	to	28.84	563,680	3.83%	7.61%	to	6.58%
2019	0.95%	to	1.90%	14,074	32.71	to	27.06	530,944	4.34%	16.30%	to	15.19%
2018	1.10%	to	1.90%	13,866	27.34	to	23.49	453,736	5.20%	-6.46%	to	-7.22%
2017	1.10%	to	1.90%	15,044	29.23	to	25.32	520,828	4.71%	10.14%	to	9.25%
2016	0.95%	to	1.90%	15,948	27.22	to	23.18	501,382	4.67%	12.39%	to	11.32%
Fidelity Asset Manager 50% (FAM)
2020			1.30%	27,960			43.78	1,224,154	1.35%			13.23%
2019			1.30%	30,938			38.67	1,196,281	1.83%			16.72%
2018			1.30%	33,829			33.13	1,120,701	1.66%			-6.61%
2017			1.30%	40,100			35.47	1,422,505	1.41%			12.59%
2016			1.30%	42,107			31.51	1,326,723	1.56%			5.05%
Fidelity Advisor Overseas Fund: Class A (FAOA)
2020	1.25%	to	1.50%	56	17.92	to	17.02	983	0.00%	13.27%	to	12.99%
2019	1.25%	to	1.50%	56	15.82	to	15.06	869	1.47%	25.79%	to	25.47%
2018	1.20%	to	1.50%	63	12.69	to	12.01	793	0.85%	-16.09%	to	-16.35%
2017	1.20%	to	1.50%	63	15.13	to	14.35	947	0.95%	28.09%	to	27.71%
2016	1.20%	to	1.50%	63	11.81	to	11.24	738	0.97%	-6.70%	to	-6.99%
Fidelity Capital & Income Fund (FCI)
2020			1.30%	1,216			188.16	228,808	4.15%			8.81%
2019			1.30%	1,226			172.93	212,017	4.39%			17.39%
2018			1.30%	1,250			147.31	184,140	4.75%			-7.01%
2017			1.30%	1,359			158.42	215,286	4.05%			10.20%
2016			1.30%	1,801			143.76	258,909	4.24%			9.30%
Fidelity Equity-Income Fund (FEI)
2020			1.30%	25,056			217.63	5,452,937	1.68%			5.39%
2019			1.30%	26,064			206.49	5,382,040	1.89%			26.24%
2018			1.30%	28,326			163.57	4,633,383	2.35%			-9.61%
2017			1.30%	31,047			180.96	5,618,364	2.02%			11.89%
2016			1.30%	34,104			161.73	5,515,808	2.50%			15.86%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020			1.30%	38			47.52	1,806	4.44%			1.41%
2019			1.30%	55			46.86	2,577	4.72%			13.61%
2018			1.30%	69			41.25	2,846	5.63%			-4.55%
2017			1.30%	69			43.21	2,982	5.37%			5.55%
2016			1.30%	69			40.94	2,825	5.49%			13.12%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Magellan(R) Fund (FMG)
2020			1.30%	93,663			86.48	8,099,517	0.00%			26.67%
2019			1.30%	101,880			68.27	6,955,133	0.45%			29.46%
2018			1.30%	113,180			52.73	5,968,526	0.56%			-6.84%
2017			1.30%	124,033			56.60	7,020,822	0.80%			24.88%
2016			1.30%	138,345			45.33	6,271,015	0.56%			3.88%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2020	0.95%	to	1.65%	160,474	13.76	to	13.22	2,165,171	0.22%	14.24%	to	13.43%
2019	0.95%	to	1.65%	163,313	12.05	to	11.65	1,935,601	1.48%	26.29%	to	25.40%
2018	0.95%	to	1.65%	180,351	9.54	to	9.29	1,698,786	1.25%	-15.87%	to	-16.47%
2017	0.95%	to	1.65%	195,457	11.34	to	11.12	2,195,778	1.31%	28.76%	to	27.85%
2016	0.95%	to	1.65%	182,467	8.80	to	8.70	1,597,555	1.16%	-6.17%	to	-6.83%
Fidelity Puritan Fund (FPR)
2020			1.30%	96,892			81.58	7,904,669	1.19%			19.00%
2019			1.30%	101,414			68.56	6,952,860	1.58%			19.68%
2018			1.30%	112,567			57.29	6,448,696	1.53%			-5.42%
2017			1.30%	103,573			60.57	6,273,225	1.38%			17.21%
2016			1.30%	116,266			51.68	6,008,264	1.76%			3.67%
Franklin Mutual U.S. Value Fund - Class A (FRBSI)
2020	0.95%	to	1.65%	32,113	36.79	to	31.87	1,103,159	4.03%	-3.39%	to	-4.07%
2019	0.95%	to	1.65%	35,356	38.08	to	33.22	1,260,997	1.53%	23.30%	to	22.43%
2018	0.95%	to	1.65%	38,537	30.88	to	27.13	1,119,069	1.18%	-13.28%	to	-13.90%
2017	0.95%	to	1.65%	39,135	35.61	to	31.51	1,315,948	1.09%	11.37%	to	10.59%
2016	0.95%	to	1.65%	44,400	31.98	to	28.50	1,346,742	0.50%	19.31%	to	18.47%
Franklin Small-Mid Cap Growth Fund: Class A (FSCG)
2020	0.95%	to	1.80%	53,598	33.00	to	27.61	1,648,650	0.00%	54.48%	to	53.15%
2019	0.95%	to	1.80%	54,476	21.36	to	18.03	1,089,786	0.00%	30.56%	to	29.44%
2018	0.95%	to	1.80%	62,284	16.36	to	13.93	962,905	0.00%	-5.51%	to	-6.33%
2017	0.95%	to	1.80%	59,837	17.32	to	14.87	981,938	0.00%	20.38%	to	19.35%
2016	0.95%	to	1.80%	75,688	14.38	to	12.46	1,041,908	0.00%	3.34%	to	2.45%
Templeton Foreign Fund - Class A (TFF)
2020	0.95%	to	1.50%	21,065	20.74	to	18.49	581,758	1.47%	-1.43%	to	-1.98%
2019	0.95%	to	1.65%	22,304	21.05	to	18.31	623,596	3.15%	11.39%	to	10.61%
2018	0.95%	to	1.65%	25,715	18.89	to	16.55	647,117	2.20%	-15.81%	to	-16.41%
2017	0.95%	to	1.65%	27,662	22.44	to	19.80	826,133	1.38%	15.97%	to	15.15%
2016	0.95%	to	1.65%	31,810	19.35	to	17.19	808,259	1.88%	10.57%	to	9.79%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.95%	to	1.65%	144,176	9.01	to	8.60	1,270,667	3.37%	-2.10%	to	-2.79%
2019	0.95%	to	1.65%	142,048	9.21	to	8.84	1,283,217	1.71%	11.46%	to	10.67%
2018	0.95%	to	1.65%	171,382	8.26	to	7.99	1,393,865	2.59%	-16.25%	to	-16.85%
2017	0.95%	to	1.65%	202,796	9.86	to	9.61	1,975,555	2.59%	15.59%	to	14.77%
2016	0.95%	to	1.65%	229,506	8.53	to	8.37	1,940,952	1.91%	6.16%	to	5.41%
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)
2020	0.95%	to	1.90%	102,684	28.56	to	23.41	2,948,122	1.96%	-5.50%	to	-6.41%
2019	0.95%	to	1.90%	111,140	30.23	to	25.01	3,390,590	2.33%	21.70%	to	20.53%
2018	0.95%	to	1.90%	121,736	24.84	to	20.75	3,055,225	1.55%	-10.04%	to	-10.91%
2017	0.95%	to	1.90%	135,171	27.61	to	23.29	3,785,210	1.96%	7.18%	to	6.16%
2016	0.95%	to	1.90%	158,078	25.76	to	21.94	4,135,990	2.08%	14.52%	to	13.42%
Invesco Real Estate Fund: Class A (AREA)
2020	0.95%	to	1.90%	28,184	17.10	to	15.59	467,396	1.51%	-11.62%	to	-12.47%
2019	0.95%	to	1.90%	32,033	19.35	to	17.81	601,965	1.55%	26.56%	to	25.35%
2018	0.95%	to	1.90%	36,108	15.29	to	14.21	538,034	1.31%	-6.56%	to	-7.47%
2017	0.95%	to	1.90%	41,301	16.36	to	15.35	662,047	1.13%	7.41%	to	6.38%
2016	0.95%	to	1.90%	43,562	15.24	to	14.43	651,732	1.61%	4.80%	to	3.80%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Small Cap Growth Fund: Investor Class (ASCGI)
2020	0.95%	to	1.65%	13,365	44.25	to	39.86	566,140	0.00%	55.62%	to	54.52%
2019	0.95%	to	1.65%	12,428	28.44	to	25.80	340,606	0.00%	23.16%	to	22.29%
2018	0.95%	to	1.65%	15,651	23.09	to	21.09	349,273	0.00%	-9.90%	to	-10.54%
2017	0.95%	to	1.65%	14,245	25.63	to	23.58	353,637	0.00%	23.76%	to	22.89%
2016	0.95%	to	1.65%	15,116	20.71	to	19.19	304,323	0.00%	10.23%	to	9.46%
Invesco Capital Appreciation Fund - Class A (OCAF)
2020	0.95%	to	1.80%	52,854	26.81	to	22.52	1,337,687	0.00%	34.99%	to	33.83%
2019	0.95%	to	1.80%	56,766	19.86	to	16.82	1,066,303	0.00%	34.77%	to	33.61%
2018	0.95%	to	1.80%	61,506	14.74	to	12.59	859,493	0.00%	-6.86%	to	-7.66%
2017	0.95%	to	1.80%	65,518	15.82	to	13.64	986,720	0.01%	25.33%	to	24.26%
2016	0.95%	to	1.80%	80,925	12.62	to	10.97	980,769	0.07%	-3.27%	to	-4.09%
Invesco Discovery Mid Cap Growth Fund - Class A (ODMCGA)
2020	0.95%	to	1.65%	392,234	14.88	to	14.81	5,823,868	0.00%	48.81%	to	48.07%	****
Invesco Global Fund - Class A (OGF)
2020	0.95%	to	1.90%	46,612	36.07	to	29.56	3,866,634	0.00%	26.41%	to	25.20%
2019	0.95%	to	1.90%	51,109	28.54	to	23.61	3,438,951	0.56%	30.32%	to	29.07%
2018	0.95%	to	1.90%	54,197	21.90	to	18.29	2,800,520	0.39%	-14.38%	to	-15.21%
2017	0.95%	to	1.90%	61,971	25.58	to	21.57	3,770,154	0.56%	34.95%	to	33.66%
2016	0.95%	to	1.90%	69,088	18.95	to	16.14	3,128,798	0.65%	-0.79%	to	-1.74%
Invesco Global Strategic Income Fund - Class A (OSI)
2020	0.95%	to	1.60%	17,926	24.23	to	21.21	408,562	2.89%	2.52%	to	1.85%
2019	0.95%	to	1.60%	17,971	23.63	to	20.82	401,216	4.66%	9.51%	to	8.79%
2018	0.95%	to	1.60%	20,136	21.58	to	19.14	411,565	5.01%	-5.60%	to	-6.22%
2017	0.95%	to	1.60%	19,650	22.86	to	20.41	427,032	4.25%	5.21%	to	4.52%
2016	0.95%	to	1.60%	20,954	21.73	to	19.53	433,723	3.82%	5.35%	to	4.66%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2020	0.95%	to	1.90%	313,190	19.56	to	18.35	5,991,654	0.44%	26.13%	to	24.92%
2019	0.95%	to	1.90%	343,476	15.51	to	14.69	5,226,727	0.64%	30.21%	to	28.96%
2018	0.95%	to	1.90%	362,852	11.91	to	11.39	4,254,538	0.77%	-14.22%	to	-15.05%
2017	0.95%	to	1.90%	398,744	13.89	to	13.41	5,468,805	0.71%	35.03%	to	33.74%
2016	0.95%	to	1.90%	404,756	10.29	to	10.02	4,125,681	0.78%	-1.10%	to	-2.05%
Invesco Equity and Income Fund: Class A (VKEIA)
2020	1.10%	to	2.05%	2,163	19.24	to	17.53	40,750	1.83%	8.76%	to	7.72%
2019	1.10%	to	2.05%	2,311	17.69	to	16.28	40,126	1.64%	18.75%	to	17.61%
2018	0.95%	to	2.05%	4,878	15.07	to	13.84	71,477	1.16%	-10.52%	to	-11.52%
2017	0.95%	to	2.05%	27,262	16.84	to	15.64	447,217	2.03%	9.83%	to	8.62%
2016	0.95%	to	2.05%	27,536	15.33	to	14.40	413,540	1.82%	13.75%	to	12.49%
Invesco Growth and Income Fund: Class A (VKGIA)
2020	0.95%	to	1.60%	24,418	36.31	to	32.32	840,965	2.09%	1.37%	to	0.71%
2019	0.95%	to	1.60%	24,802	35.82	to	32.10	845,205	1.87%	24.06%	to	23.25%
2018	0.95%	to	1.65%	27,518	28.87	to	25.84	759,105	1.51%	-14.29%	to	-14.90%
2017	0.95%	to	1.65%	31,988	33.69	to	30.36	1,034,065	1.77%	13.13%	to	12.33%
2016	0.95%	to	1.65%	35,360	29.78	to	27.03	1,013,491	1.69%	18.68%	to	17.84%
Ivy Small Cap Growth Fund - Class A (WRSCGA)
2020	0.95%	to	1.50%	28,559	15.26	to	15.02	431,760	0.00%	37.17%	to	36.41%
2019	0.95%	to	1.50%	32,642	11.12	to	11.01	360,977	0.00%	22.58%	to	21.89%
2018	0.95%	to	1.50%	37,612	9.07	to	9.03	340,483	0.00%	-9.25%	to	-9.68%	****
Janus Henderson Forty Fund - Class T (JAFRT)
2020	0.95%	to	1.90%	1,003,808	21.00	to	20.26	20,809,192	0.00%	37.64%	to	36.32%
2019	0.95%	to	1.90%	1,057,871	15.25	to	14.87	15,987,685	0.19%	35.36%	to	34.06%
2018	0.95%	to	1.90%	1,151,834	11.27	to	11.09	12,904,536	0.00%	0.35%	to	-0.62%
2017	0.95%	to	1.90%	1,317,073	11.23	to	11.16	14,755,516	0.78%	12.29%	to	11.57%	****

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Henderson Balanced Fund: Class S (JBS)
2020	0.95%	to	1.65%	55,370	28.21	to	26.00	1,518,999	1.16%	12.83%	to	12.03%
2019	0.95%	to	1.65%	66,573	25.00	to	23.21	1,623,375	1.81%	20.94%	to	20.08%
2018	0.95%	to	1.65%	73,482	20.67	to	19.33	1,485,943	1.45%	-0.69%	to	-1.40%
2017	0.95%	to	1.65%	58,276	20.82	to	19.60	1,188,936	1.63%	16.93%	to	16.11%
2016	0.95%	to	1.65%	62,729	17.80	to	16.88	1,096,926	1.84%	3.22%	to	2.49%
Janus Henderson Research Fund - Class T (JMERC)
2020	0.95%	to	2.05%	269,799	19.09	to	18.32	5,087,018	0.06%	31.38%	to	29.92%
2019	0.95%	to	2.05%	290,454	14.53	to	14.10	4,182,645	0.52%	33.99%	to	32.51%
2018	0.95%	to	2.05%	318,110	10.85	to	10.64	3,430,394	0.19%	-3.81%	to	-4.88%
2017	0.95%	to	2.05%	353,367	11.27	to	11.19	3,975,025	0.47%	12.75%	to	11.91%	****
Janus Henderson Overseas Fund - Class S (JOS)
2020	0.95%	to	1.45%	3,850	13.51	to	12.75	50,482	0.70%	15.15%	to	14.57%
2019	0.95%	to	1.45%	3,732	11.73	to	11.13	42,637	1.68%	25.51%	to	24.88%
2018	0.95%	to	1.45%	4,306	9.35	to	8.91	39,382	0.48%	-16.40%	to	-16.83%
2017	0.95%	to	1.50%	5,658	11.18	to	10.67	61,690	1.66%	29.67%	to	28.95%
2016	0.95%	to	1.50%	5,883	8.62	to	8.27	49,701	0.68%	-8.06%	to	-8.57%
Janus Henderson Global Research Fund - Class T (JWF)
2020	1.10%	to	1.45%	52,635	14.42	to	13.40	1,802,394	0.36%	18.74%	to	18.31%
2019	1.10%	to	1.45%	59,080	12.14	to	11.32	1,715,119	1.06%	27.36%	to	26.91%
2018	1.10%	to	1.45%	64,148	9.53	to	8.92	1,469,257	0.69%	-8.01%	to	-8.33%
2017	1.10%	to	1.45%	70,278	10.36	to	9.73	1,758,060	0.63%	25.36%	to	24.92%
2016	1.10%	to	1.45%	79,326	8.27	to	7.79	1,567,926	0.73%	0.79%	to	0.43%
Janus Henderson Global Research Fund - Class S (JWS)
2020	0.95%	to	1.65%	11,309	31.78	to	29.29	347,953	0.00%	18.58%	to	17.74%
2019	0.95%	to	1.65%	11,908	26.80	to	24.88	309,922	1.01%	27.25%	to	26.35%
2018	0.95%	to	1.65%	13,059	21.06	to	19.69	267,897	0.53%	-8.11%	to	-8.77%
2017	0.95%	to	1.65%	13,537	22.92	to	21.58	302,976	0.33%	25.25%	to	24.37%
2016	0.95%	to	1.65%	14,454	18.30	to	17.35	258,917	0.43%	0.66%	to	-0.04%
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares (LSC)
2020	0.95%	to	1.90%	49,249	46.07	to	37.75	2,339,005	0.16%	5.10%	to	4.09%
2019	0.95%	to	1.90%	55,108	43.83	to	36.26	2,499,497	0.00%	28.28%	to	27.05%
2018	0.95%	to	1.90%	57,855	34.17	to	28.54	2,052,527	0.02%	-14.32%	to	-15.15%
2017	0.95%	to	1.90%	78,640	39.88	to	33.64	3,264,625	0.27%	12.74%	to	11.67%
2016	0.95%	to	1.90%	80,865	35.37	to	30.12	2,988,076	0.38%	14.83%	to	13.73%
MFS Income Fund - Class A (MSI)
2020			1.30%	50,739			22.86	1,159,722	2.71%			8.03%
2019			1.30%	46,205			21.16	977,628	3.10%			9.89%
2018			1.30%	59,905			19.26	1,153,477	3.00%			-3.66%
2017			1.30%	66,292			19.99	1,324,966	3.16%			4.31%
2016			1.30%	48,471			19.16	928,726	3.60%			6.44%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020			1.30%	133,981			25.38	3,399,943	0.21%			10.87%
2019			1.30%	161,061			22.89	3,686,471	2.08%			20.24%
2018			1.30%	169,524			19.04	3,226,909	1.60%			-8.93%
2017			1.30%	184,151			20.90	3,849,176	1.67%			15.17%
2016			1.30%	192,578			18.15	3,495,229	1.79%			7.08%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020			1.30%	49,458			18.96	937,600	0.14%			7.14%
2019			1.30%	49,977			17.69	884,288	2.27%			12.01%
2018			1.30%	51,175			15.80	808,412	1.98%			-4.99%
2017			1.30%	48,725			16.63	810,137	1.99%			7.80%
2016			1.30%	45,703			15.42	704,939	1.88%			4.33%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020			1.30%	57,279			27.05	1,549,277	0.23%			11.35%
2019			1.30%	61,243			24.29	1,487,648	1.90%			22.12%
2018			1.30%	72,796			19.89	1,447,944	1.50%			-10.05%
2017			1.30%	72,036			22.11	1,592,849	1.61%			16.89%
2016			1.30%	67,594			18.92	1,278,616	1.47%			8.05%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020			1.30%	39,726			15.73	624,954	0.10%			5.33%
2019			1.30%	45,473			14.94	679,178	2.22%			8.11%
2018			1.30%	43,920			13.82	606,779	1.58%			-3.09%
2017			1.30%	69,092			14.26	984,947	1.97%			4.31%
2016			1.30%	69,909			13.67	955,392	2.46%			2.91%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.95%	to	1.45%	151,564	23.98	to	22.60	3,350,575	0.14%	9.30%	to	8.74%
2019	0.95%	to	1.45%	150,628	21.94	to	20.78	3,057,514	2.25%	16.63%	to	16.04%
2018	0.95%	to	1.45%	152,818	18.81	to	17.91	2,669,323	1.80%	-6.58%	to	-7.06%
2017	0.95%	to	1.45%	160,285	20.14	to	19.27	3,009,770	1.82%	11.86%	to	11.29%
2016	0.95%	to	1.45%	158,259	18.00	to	17.31	2,667,457	1.84%	6.13%	to	5.59%
Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)
2020	0.95%	to	1.50%	50,627	25.18	to	22.50	1,185,931	6.19%	12.21%	to	11.59%
2019	0.95%	to	1.50%	57,100	22.44	to	20.16	1,196,935	4.23%	24.70%	to	24.01%
2018	0.95%	to	1.50%	59,103	18.00	to	16.26	997,398	2.03%	-11.02%	to	-11.52%
2017	0.95%	to	1.60%	63,687	20.23	to	18.06	1,215,807	2.21%	18.63%	to	17.85%
2016	0.95%	to	1.60%	76,082	17.05	to	15.32	1,229,574	1.84%	9.17%	to	8.46%
Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)
2020	0.95%	to	1.50%	26,861	17.91	to	16.00	462,867	2.99%	7.10%	to	6.50%
2019	0.95%	to	1.50%	27,412	16.72	to	15.02	442,685	2.66%	9.31%	to	8.70%
2018	0.95%	to	1.50%	28,177	15.30	to	13.82	417,591	2.12%	-3.23%	to	-3.77%
2017	0.95%	to	1.50%	36,099	15.81	to	14.36	550,493	2.02%	4.75%	to	4.17%
2016	0.95%	to	1.50%	38,450	15.09	to	13.79	560,597	1.81%	3.63%	to	3.06%
Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)
2020	0.95%	to	1.90%	129,497	24.85	to	20.44	3,002,258	6.09%	11.67%	to	10.60%
2019	0.95%	to	1.90%	147,423	22.25	to	18.48	3,083,634	4.28%	22.76%	to	21.58%
2018	0.95%	to	1.90%	147,174	18.13	to	15.20	2,515,573	2.15%	-9.59%	to	-10.47%
2017	0.95%	to	1.90%	163,932	20.05	to	16.98	3,119,912	2.32%	16.53%	to	15.42%
2016	0.95%	to	1.90%	184,542	17.21	to	14.71	3,018,771	1.98%	8.26%	to	7.22%
Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)
2020	0.95%	to	1.60%	22,655	20.79	to	18.20	444,313	4.26%	8.66%	to	7.95%
2019	0.95%	to	1.60%	24,416	19.13	to	16.86	442,019	3.20%	13.89%	to	13.15%
2018	0.95%	to	1.60%	26,865	16.80	to	14.90	427,117	2.02%	-5.33%	to	-5.96%
2017	0.95%	to	1.60%	35,049	17.75	to	15.84	589,045	2.08%	8.50%	to	7.79%
2016	0.95%	to	1.60%	44,434	16.36	to	14.70	692,788	1.80%	5.20%	to	4.52%
Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)
2020	0.95%	to	1.90%	142,682	22.72	to	18.69	3,011,122	5.47%	9.88%	to	8.83%
2019	0.95%	to	1.90%	147,288	20.68	to	17.18	2,840,083	3.84%	18.63%	to	17.50%
2018	0.95%	to	1.90%	159,027	17.43	to	14.62	2,595,713	2.11%	-7.45%	to	-8.34%
2017	0.95%	to	1.90%	180,567	18.83	to	15.95	3,199,096	2.21%	12.56%	to	11.49%
2016	0.95%	to	1.90%	214,185	16.73	to	14.31	3,392,428	2.02%	6.79%	to	5.77%
Nationwide Government Money Market Fund - Investor Shares (MMF)
2020			1.30%	204,444	22.16	to	27.90	4,544,348	0.20%			-1.08%
2019			1.30%	161,050	22.40	to	28.39	3,626,650	1.72%			0.41%
2018			1.30%	161,834	22.31	to	28.27	3,637,589	1.30%			0.00%
2017			1.30%	215,314	22.31	to	28.27	4,809,527	0.32%			-0.97%
2016			1.30%	238,631	22.53	to	28.55	5,390,564	0.00%			-1.30%
Nationwide Government Money Market Fund - Service Class (MMFR)
2020	0.95%	to	1.90%	179,882	10.63	to	8.71	1,801,905	0.18%	-0.77%	to	-1.72%
2019	0.95%	to	1.90%	163,972	10.72	to	8.87	1,657,893	1.52%	0.55%	to	-0.41%
2018	0.95%	to	1.90%	204,741	10.66	to	8.90	2,077,965	1.11%	0.16%	to	-0.80%
2017	0.95%	to	1.90%	202,838	10.64	to	8.98	2,059,930	0.19%	-0.74%	to	-1.69%
2016	0.95%	to	1.90%	267,666	10.72	to	9.13	2,756,374	0.00%	-0.95%	to	-1.89%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Bond Fund - Institutional Service Class (NBF)
2020	0.95%	to	2.05%	21,867	24.22	to	19.22	1,441,792	2.47%	6.37%	to	5.19%
2019	0.95%	to	2.05%	13,920	22.77	to	18.28	1,087,334	2.93%	7.75%	to	6.55%
2018	0.95%	to	2.05%	15,659	21.13	to	17.15	1,103,185	3.04%	-0.86%	to	-1.97%
2017	0.95%	to	2.05%	23,410	21.31	to	17.50	1,506,534	2.68%	2.91%	to	1.77%
2016	0.95%	to	2.05%	24,945	20.71	to	17.19	1,572,200	2.37%	2.46%	to	1.32%
Nationwide Bond Index Fund: Class A (NBIXA)
2020	0.95%	to	1.50%	15,712	19.37	to	17.31	285,183	1.80%	5.59%	to	5.00%
2019	0.95%	to	1.50%	14,392	18.35	to	16.48	247,989	2.30%	7.04%	to	6.45%
2018	0.95%	to	1.50%	14,410	17.14	to	15.49	232,791	2.18%	-1.70%	to	-2.24%
2017	0.95%	to	1.50%	19,639	17.44	to	15.84	319,947	1.94%	1.91%	to	1.35%
2016	0.95%	to	1.50%	35,640	17.11	to	15.63	588,621	1.93%	0.97%	to	0.41%
Nationwide Fund - Institutional Service Class (NF)
2020	0.95%	to	1.65%	23,473	30.15	to	26.04	3,104,107	0.83%	21.45%	to	20.59%
2019	0.95%	to	1.65%	24,090	24.83	to	21.60	2,802,814	0.98%	29.71%	to	28.79%
2018	0.95%	to	1.65%	28,542	19.14	to	16.77	2,422,628	0.97%	-7.17%	to	-7.83%
2017	0.95%	to	1.65%	27,173	20.62	to	18.19	2,772,873	1.08%	19.06%	to	18.22%
2016	0.95%	to	1.65%	30,263	17.32	to	15.39	2,663,845	1.33%	10.47%	to	9.69%
Nationwide Fund - Class A (NFA)
2020	0.95%	to	1.60%	31,529	28.98	to	27.16	884,616	0.64%	21.21%	to	20.42%
2019	0.95%	to	1.60%	40,728	23.91	to	22.55	945,329	0.72%	29.35%	to	28.50%
2018	0.95%	to	1.60%	42,664	18.48	to	17.55	768,014	0.57%	-7.39%	to	-8.00%
2017	0.95%	to	1.60%	53,849	19.96	to	19.08	1,050,589	0.82%	18.77%	to	18.00%
2016	0.95%	to	1.60%	60,505	16.80	to	16.17	997,560	1.09%	10.25%	to	9.53%
Nationwide Mellon Dynamic U.S. Core Fund - Class R6 (NGF)
2020	0.95%	to	1.30%	2,233	22.60	to	274.24	280,097	1.19%	18.06%	to	17.65%
2019	0.95%	to	1.35%	2,289	19.14	to	17.67	246,499	1.57%	36.25%	to	35.70%
2018	0.95%	to	1.35%	2,483	14.05	to	13.02	213,320	0.73%	-2.28%	to	-2.68%
2017	0.95%	to	1.35%	3,074	14.37	to	13.38	238,635	0.40%	25.95%	to	25.44%
2016	0.95%	to	1.45%	3,460	11.41	to	10.49	228,481	0.64%	2.26%	to	1.74%
Nationwide Mellon Dynamic U.S. Core Fund - Class A (NGFA)
2020	0.95%	to	1.45%	17,589	44.48	to	40.81	740,974	0.97%	17.60%	to	17.01%
2019	0.95%	to	1.45%	21,876	37.82	to	34.87	785,089	1.46%	35.82%	to	35.14%
2018	0.95%	to	1.45%	22,577	27.85	to	25.81	598,797	0.47%	-2.55%	to	-3.04%
2017	0.95%	to	1.45%	24,266	28.58	to	26.62	662,537	0.16%	25.65%	to	25.02%
2016	0.95%	to	1.45%	26,297	22.74	to	21.29	573,754	0.36%	1.97%	to	1.46%
Nationwide International Index Fund: Class A (NIIXA)
2020	1.10%	to	1.45%	284	16.32	to	15.19	4,575	1.81%	6.10%	to	5.73%
2019	1.10%	to	1.45%	284	15.39	to	14.37	4,314	2.98%	20.21%	to	19.78%
2018	1.10%	to	1.45%	284	12.80	to	12.00	3,591	3.11%	-15.04%	to	-15.35%
2017	1.10%	to	1.45%	284	15.07	to	14.17	4,229	2.64%	23.37%	to	22.94%
2016	1.10%	to	1.45%	284	12.21	to	11.53	3,431	2.67%	-0.55%	to	-0.90%
Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)
2020	0.95%	to	1.90%	133,543	11.50	to	11.17	1,520,917	1.18%	9.77%	to	8.72%
2019	0.95%	to	1.90%	134,581	10.48	to	10.27	1,400,926	1.65%	7.16%	to	6.14%
2018	0.95%	to	1.90%	138,247	9.78	to	9.68	1,347,143	1.77%	-2.57%	to	-3.51%
2017	0.95%	to	1.90%	170,374	10.04	to	10.03	1,709,312	0.60%	0.35%	to	0.28%	****
Nationwide S&P 500 Index Fund: Service Class (NIXR)
2020	0.95%	to	2.05%	178,551	27.83	to	22.10	5,162,143	1.34%	16.70%	to	15.40%
2019	0.95%	to	2.05%	178,322	23.85	to	19.15	4,387,364	1.84%	29.53%	to	28.09%
2018	0.95%	to	2.05%	192,082	18.41	to	14.95	3,650,570	1.57%	-5.90%	to	-6.95%
2017	0.95%	to	2.05%	208,153	19.57	to	16.07	4,201,831	1.40%	20.02%	to	18.69%
2016	0.95%	to	2.05%	215,301	16.30	to	13.54	3,611,084	1.56%	10.28%	to	9.06%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020			1.30%	551			10.11	5,570	0.21%			0.19%
Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)
2020	0.95%	to	1.65%	21,007	41.38	to	35.84	828,133	0.90%	11.72%	to	10.93%
2019	0.95%	to	1.65%	21,793	37.03	to	32.31	769,409	1.00%	24.15%	to	23.27%
2018	0.95%	to	1.65%	23,398	29.83	to	26.21	666,435	1.19%	-12.49%	to	-13.11%
2017	0.95%	to	1.65%	28,824	34.09	to	30.16	934,761	0.79%	14.35%	to	13.54%
2016	0.95%	to	1.65%	31,031	29.81	to	26.57	884,628	1.01%	18.74%	to	17.91%
Nationwide Small Cap Index Fund: Class A (NSCIXA)
2020	0.95%	to	1.50%	13,644	37.44	to	33.45	481,534	0.72%	18.46%	to	17.80%
2019	0.95%	to	1.65%	14,288	31.61	to	27.58	425,994	0.86%	23.65%	to	22.78%
2018	0.95%	to	1.65%	15,457	25.56	to	22.46	373,302	0.72%	-12.29%	to	-12.92%
2017	0.95%	to	1.65%	17,694	29.15	to	25.79	489,052	0.71%	12.89%	to	12.10%
2016	0.95%	to	1.65%	21,570	25.82	to	23.01	532,653	1.11%	19.68%	to	18.84%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2020	1.15%	to	1.40%	38,451	20.74	to	20.08	782,405	0.79%	49.02%	to	48.65%
2019	1.15%	to	1.40%	27,699	13.92	to	13.51	378,798	0.88%	31.31%	to	30.98%
2018	1.15%	to	1.30%	34,099	10.60	to	10.43	355,728	1.11%	-17.63%	to	-17.76%
2017	1.15%	to	1.45%	31,516	12.87	to	12.49	399,786	1.03%	24.10%	to	23.72%
2016	1.15%	to	1.45%	28,854	10.37	to	10.10	295,390	1.23%	-3.59%	to	-3.88%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	1.10%	to	1.40%	16,839	16.74	to	16.16	275,737	1.37%	4.02%	to	3.71%
2019	1.10%	to	1.40%	15,765	16.09	to	15.58	248,698	2.62%	11.25%	to	10.91%
2018	1.10%	to	1.40%	13,396	14.46	to	14.05	190,108	1.83%	-16.62%	to	-16.88%
2017	1.10%	to	1.40%	16,526	17.35	to	16.90	281,804	2.00%	21.37%	to	21.00%
2016	1.10%	to	1.40%	17,854	14.29	to	13.96	251,446	1.96%	0.01%	to	-0.30%
Neuberger Berman Guardian Fund - Investor Class (NBGF)
2020			1.30%	23,566			73.99	1,743,598	0.22%			32.83%
2019			1.30%	24,979			55.70	1,391,357	0.36%			34.84%
2018			1.30%	28,044			41.31	1,158,495	0.58%			-8.14%
2017			1.30%	31,558			44.97	1,419,226	0.62%			23.58%
2016			1.30%	35,051			36.39	1,275,509	0.62%			7.78%
Neuberger Berman Genesis Fund - Trust Class (NBGST)
2020	0.95%	to	1.90%	83,086	83.79	to	68.66	6,735,212	0.00%	23.55%	to	22.37%
2019	0.95%	to	1.90%	99,042	67.82	to	56.11	6,522,599	0.01%	28.10%	to	26.87%
2018	0.95%	to	1.90%	119,203	52.94	to	44.23	6,148,037	0.00%	-7.63%	to	-8.52%
2017	0.95%	to	1.90%	137,963	57.32	to	48.35	7,720,565	0.08%	14.40%	to	13.31%
2016	0.95%	to	1.90%	150,005	50.10	to	42.67	7,355,369	0.05%	16.94%	to	15.82%
Neuberger Berman Guardian Fund - Trust Class (NBGT)
2020	0.95%	to	1.45%	4,843	40.45	to	36.43	187,012	0.15%	33.04%	to	32.37%
2019	0.95%	to	1.45%	4,990	30.40	to	27.52	145,223	0.17%	35.05%	to	34.37%
2018	0.95%	to	1.45%	7,659	22.51	to	20.48	164,652	0.43%	-8.02%	to	-8.48%
2017	0.95%	to	1.45%	8,075	24.47	to	22.38	189,241	0.74%	23.92%	to	23.30%
2016	0.95%	to	1.45%	8,235	19.75	to	18.15	156,138	0.90%	8.02%	to	7.48%
Neuberger Berman Large Cap Value Fund - Trust Class (NBPT)
2020	0.95%	to	1.90%	3,716	33.03	to	27.06	115,053	1.03%	13.19%	to	12.10%
2019	0.95%	to	1.90%	5,272	29.18	to	24.14	143,291	2.20%	22.55%	to	21.37%
2018	0.95%	to	1.90%	3,540	23.81	to	19.89	80,203	1.34%	-2.09%	to	-3.04%
2017	0.95%	to	1.90%	6,076	24.32	to	20.51	141,094	1.05%	12.14%	to	11.07%
2016	0.95%	to	1.90%	6,564	21.69	to	18.47	135,933	1.28%	26.88%	to	25.67%
Neuberger Berman Sustainable Equity Fund: Trust Class (NBSRT)
2020	0.95%	to	1.50%	25,171	37.16	to	33.87	890,730	0.41%	18.08%	to	17.42%
2019	0.95%	to	1.50%	44,276	31.47	to	28.85	1,341,970	0.49%	24.44%	to	23.75%
2018	0.95%	to	1.50%	48,027	25.29	to	23.31	1,172,452	0.24%	-6.87%	to	-7.39%
2017	0.95%	to	1.50%	55,596	27.16	to	25.17	1,460,320	0.44%	17.27%	to	16.62%
2016	0.95%	to	1.50%	59,715	23.16	to	21.58	1,339,468	1.05%	8.84%	to	8.24%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman - Short Duration Bond Fund - Investor Class (NLMB)
2020			1.30%	15,737			15.29	240,673	2.93%			2.15%
2019			1.30%	15,767			14.97	236,045	2.62%			2.66%
2018			1.30%	18,154			14.58	264,744	2.01%			-0.21%
2017			1.30%	21,569			14.61	315,191	1.38%			-0.56%
2016			1.30%	24,214			14.70	355,841	1.15%			-0.53%
Neuberger Berman Large Cap Value Fund - Investor Class (PF)
2020			1.30%	30,399			82.58	2,510,359	1.60%			12.99%
2019			1.30%	33,496			73.09	2,448,168	1.80%			22.33%
2018			1.30%	35,961			59.75	2,148,631	1.62%			-2.23%
2017			1.30%	40,916			61.11	2,500,429	1.21%			11.93%
2016			1.30%	48,012			54.60	2,621,364	0.69%			26.56%
PIMCO Total Return Fund: Class A (PMTRA)
2020	0.95%	to	1.65%	62,542	24.21	to	20.97	1,420,587	2.14%	7.47%	to	6.71%
2019	0.95%	to	1.80%	64,422	22.53	to	19.08	1,373,239	3.48%	6.87%	to	5.95%
2018	0.95%	to	1.80%	66,710	21.08	to	18.01	1,336,418	2.73%	-1.55%	to	-2.40%
2017	0.95%	to	1.80%	75,694	21.41	to	18.46	1,545,824	2.27%	3.75%	to	2.86%
2016	0.95%	to	1.80%	81,775	20.64	to	17.94	1,613,321	2.58%	1.24%	to	0.38%
Putnam Growth Opportunities Fund - Class A (PUGOA)
2020	0.95%	to	1.50%	4,323	25.17	to	24.56	107,372	0.00%	37.09%	to	36.33%
2019	0.95%	to	1.50%	3,883	18.36	to	18.01	70,634	0.00%	35.13%	to	34.38%
2018	0.95%	to	1.50%	4,083	13.59	to	13.40	55,117	0.00%	1.28%	to	0.71%
2017	0.95%	to	1.50%	3,669	13.42	to	13.31	49,053	0.25%	29.73%	to	29.01%
2016	0.95%	to	1.50%	4,597	10.34	to	10.32	47,506	0.01%	3.44%	to	3.17%	****
Putnam International Equity Fund: Class A (PUIGA)
2020	1.45%	to	1.50%	265	23.31	to	23.10	6,175	1.30%	10.12%	to	10.06%
2019	1.45%	to	1.50%	265	21.16	to	20.99	5,607	1.71%	23.68%	to	23.62%
2018	1.45%	to	1.50%	265	17.11	to	16.98	4,534	1.72%	-20.54%	to	-20.58%
2017	1.45%	to	1.50%	265	21.53	to	21.37	5,705	0.36%	24.64%	to	24.58%
2016	1.45%	to	1.50%	265	17.28	to	17.16	4,578	3.01%	-4.11%	to	-4.16%
Virtus Tactical Allocation Fund - Class A (VRTAA)
2020			1.30%	52,464			15.37	806,440	0.65%			31.28%
2019			1.30%	48,073			11.84	562,648	1.21%			17.04%	****
Wells Fargo Common Stock Fund - Class A (SACSA)
2020	0.95%	to	1.90%	108,334	16.38	to	15.59	1,746,013	0.00%	14.26%	to	13.17%
2019	0.95%	to	1.90%	134,988	14.34	to	13.77	1,908,830	0.01%	25.99%	to	24.78%
2018	0.95%	to	1.90%	151,992	11.38	to	11.04	1,711,553	0.00%	-10.81%	to	-11.67%
2017	0.95%	to	1.90%	168,587	12.76	to	12.50	2,135,604	0.00%	16.44%	to	15.33%
2016	0.95%	to	1.90%	183,270	10.96	to	10.83	2,000,462	0.00%	12.89%	to	11.81%
Wells Fargo Growth Fund - Class A (SGRA)
2020	0.95%	to	1.45%	36,039	26.18	to	25.50	932,969	0.00%	47.50%	to	46.75%
2019	0.95%	to	1.50%	41,316	17.75	to	17.34	726,397	0.00%	35.79%	to	35.03%
2018	0.95%	to	1.45%	53,322	13.07	to	12.86	691,673	0.00%	-0.82%	to	-1.32%
2017	0.95%	to	1.45%	57,358	13.18	to	13.03	752,060	0.00%	33.32%	to	32.65%
2016	0.95%	to	1.45%	60,714	9.89	to	9.83	598,535	0.00%	-1.87%	to	-2.36%
Wells Fargo Classic Value Fund - Administrative Class (WFAIVD)
2020			1.30%	30,225			18.98	573,587	1.36%			-0.09%
2019			1.30%	33,125			18.99	629,180	1.05%			30.84%
2018			1.30%	34,873			14.52	506,253	1.04%			-6.75%
2017			1.30%	43,904			15.57	683,527	0.69%			14.35%
2016			1.30%	48,317			13.61	657,824	1.29%			6.04%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Enterprise Fund - Class A (WFENAD)
2020	1.10%	to	1.50%	8,159	26.30	to	25.76	211,322	0.00%	56.58%	to	55.95%
2019	1.10%	to	1.50%	6,079	16.80	to	16.52	100,888	0.00%	39.12%	to	38.55%
2018	0.95%	to	1.50%	7,187	12.13	to	11.92	86,176	0.00%	-6.93%	to	-7.45%
2017	0.95%	to	1.50%	8,621	13.04	to	12.88	111,417	0.00%	27.29%	to	26.59%
2016	0.95%	to	1.50%	9,247	10.24	to	10.17	94,264	0.00%	3.16%	to	2.59%
Wells Fargo Large Cap Core Fund - Class A (WFLCCA)
2020	0.95%	to	1.45%	7,430	15.70	to	15.29	114,815	1.06%	7.05%	to	6.51%
2019	0.95%	to	1.45%	8,525	14.66	to	14.36	123,417	1.73%	26.42%	to	25.78%
2018	0.95%	to	1.45%	9,994	11.60	to	11.41	114,783	0.83%	-9.60%	to	-10.06%
2017	0.95%	to	1.45%	10,573	12.83	to	12.69	134,768	0.91%	22.06%	to	21.44%
2016	0.95%	to	1.45%	7,725	10.51	to	10.45	80,912	0.65%	7.32%	to	6.78%
Wells Fargo Large Cap Growth Fund - Class A (WFLGA)
2020			1.30%	149,538			21.11	3,157,170	0.00%			30.44%
2019			1.30%	152,808			16.19	2,473,272	0.00%			30.98%
2018			1.30%	168,676			12.36	2,084,407	0.00%			-0.68%
2017			1.30%	192,578			12.44	2,396,121	0.00%			31.20%
2016			1.30%	216,400			9.48	2,052,282	0.00%			-3.74%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.